UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

ITEM 1. SCHEDULE OF INVESTMENTS
John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsGlobal Short Duration Credit Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 86.3%						$337,696,347
(Cost $350,859,825)
Argentina 0.5%						1,973,052
Arcos Dorados Holdings, Inc. (S)	10.250		07-13-16	BRL	6,000,000	1,973,052
Australia 0.9%						3,387,750
FMG Resources August 2006 Pty, Ltd.	6.875		04-01-22		1,000,000	836,250
FMG Resources August 2006 Pty, Ltd.	8.250		11-01-19		2,700,000	2,551,500
Austria 0.3%						1,350,000
Sappi Papier Holding GmbH (S)	7.750		07-15-17		1,250,000	1,350,000
Barbados 0.1%						424,120
Columbus International, Inc. (S)	7.375		03-30-21		400,000	424,120
Brazil 2.2%						8,747,015
Banco BTG Pactual SA (S)	5.750		09-28-22		1,040,000	969,956
Banco Santander Brasil SA (S)	8.000		03-18-16	BRL	1,000,000	334,654
Braskem Finance, Ltd.	6.450		02-03-24		2,015,000	2,035,352
Cia Brasileira de Aluminio (S)	4.750		06-17-24		1,750,000	1,653,750
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250		12-16-20		1,000,000	940,000
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	598,415
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-22		942,500	730,438
Rio Oil Finance Trust Series 2014-1 (S)	6.250		07-06-24		500,000	451,990
TAM Capital, Inc.	7.375		04-25-17		500,000	522,250
Vale Overseas, Ltd.	4.625		09-15-20		500,000	510,210
Canada 2.3%						8,920,847
Air Canada (S)	8.750		04-01-20		2,250,000	2,491,875
Cascades, Inc.	7.875		01-15-20		240,000	250,200
CHC Helicopter SA	9.250		10-15-20		936,000	877,500
MEG Energy Corp. (S)	7.000		03-31-24		833,000	811,134
Mercer International, Inc. (S)	7.000		12-01-19		2,250,000	2,345,625
NOVA Chemicals Corp. (S)	5.000		05-01-25		750,000	792,188
Teine Energy, Ltd. (S)	6.875		09-30-22		780,000	694,200
Tembec Industries, Inc. (S)	9.000		12-15-19		650,000	658,125
Cayman Islands 1.4%						5,572,150
Agromercantil Senior Trust (S)	6.250		04-10-19		875,000	884,796
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000		04-15-21		1,000,000	996,250
Champion MTN, Ltd.	3.750		01-17-23		400,000	374,682
China Overseas Grand Oceans Finance Cayman II, Ltd.	5.125		01-23-19		1,527,000	1,556,722
Comcel Trust (S)	6.875		02-06-24		500,000	533,600
Fibria Overseas Finance, Ltd.	5.250		05-12-24		1,220,000	1,226,100
Chile 0.2%						747,750
Empresa Electrica Angamos SA (S)	4.875		05-25-29		750,000	747,750
China 8.6%						33,549,921
Agile Property Holdings, Ltd.	8.375		02-18-19		2,700,000	2,632,570
Agile Property Holdings, Ltd.	8.875		04-28-17		800,000	799,520
Central China Real Estate, Ltd.	6.500		06-04-18		800,000	757,126
Chalieco Hong Kong Corp., Ltd. (6.875% to 2-28-17, then 3 Year CMT + 11.152%) (Q)	6.875		02-28-17		2,500,000	2,568,750
China SCE Property Holdings, Ltd.	11.500		11-14-17		3,000,000	3,045,000
China Shanshui Cement Group, Ltd.	8.500		05-25-16		1,200,000	1,227,000
China Shanshui Cement Group, Ltd.	10.500		04-27-17		2,000,000	2,105,400
Country Garden Holdings Company, Ltd.	7.250		04-04-21		1,000,000	980,000

2SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
China (continued)
Country Garden Holdings Company, Ltd.	7.875		05-27-19		2,500,000	$2,581,250
Geely Automobile Holdings, Ltd. (S)	5.250		10-06-19		2,000,000	2,025,000
Greenland Hong Kong Holdings, Ltd.	4.750		10-18-16		1,000,000	1,007,500
Kaisa Group Holdings, Ltd.	8.875		03-19-18		2,800,000	1,645,000
KWG Property Holding, Ltd.	8.975		01-14-19		3,200,000	3,112,000
Longfor Properties Company, Ltd.	6.875		10-18-19		3,500,000	3,561,250
Maoye International Holdings, Ltd.	7.750		05-19-17		500,000	471,250
Parkson Retail Group, Ltd.	4.500		05-03-18		4,200,000	3,876,121
West China Cement, Ltd.	6.500		09-11-19		1,200,000	1,155,184
Colombia 1.1%						4,307,575
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23		3,290,000	2,163,175
Transportadora de Gas Internacional SA ESP (S)	5.700		03-20-22		2,000,000	2,144,400
France 0.1%						526,029
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24		500,000	526,029
Greece 0.6%						2,386,500
Navios Maritime Holdings, Inc.	8.125		02-15-19		2,775,000	2,386,500
Guatemala 0.6%						2,573,350
Cementos Progreso Trust (S)	7.125		11-06-23		2,405,000	2,573,350
Hong Kong 5.8%						22,527,467
China Oil & Gas Group, Ltd.	5.250		04-25-18		1,500,000	1,530,905
FPT Finance, Ltd.	6.375		09-28-20		1,300,000	1,423,500
Franshion Brilliant, Ltd.	5.750		03-19-19		1,000,000	1,052,500
Franshion Investment, Ltd.	4.700		10-26-17		1,800,000	1,845,000
Gemdale Asia Investment, Ltd.	6.500		03-04-17	CNY	5,000,000	770,301
Gemdale International Investment, Ltd.	7.125		11-16-17		2,200,000	2,238,500
Hero Asia Investment, Ltd. (5.250% to 12-7-15, then 3 Year CMT + 9.912%) (Q)	5.250		12-07-15		1,000,000	1,013,423
MCE Finance, Ltd.	5.000		02-15-21		2,355,000	2,272,575
Shimao Property Holdings, Ltd.	6.625		01-14-20		2,300,000	2,259,750
Shimao Property Holdings, Ltd.	11.000		03-08-18		1,200,000	1,260,000
Texhong Textile Group, Ltd.	7.625		01-19-16		2,300,000	2,357,500
Yancoal International Resources Development Company, Ltd.	4.461		05-16-17		1,200,000	1,182,431
Yancoal International Trading Company, Ltd. (7.200% to 5-22-16, then 2 Year CMT + 11.820%) (Q)	7.200		05-22-16		2,000,000	2,055,000
Yanlord Land HK Company, Ltd	5.375		05-23-16	CNY	5,000,000	756,082
Zoomlion HK SPV Company, Ltd.	6.875		04-05-17		500,000	510,000
India 1.6%						6,178,410
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.280%)	6.375		04-30-22		1,600,000	1,662,560
JSW Steel, Ltd.	4.750		11-12-19		1,300,000	1,266,850
Vedanta Resources PLC	6.000		01-31-19		2,700,000	2,457,000
Vedanta Resources PLC	6.750		06-07-16		800,000	792,000
Indonesia 0.7%						2,691,187
MPM Global Pte, Ltd.	6.750		09-19-19		900,000	905,249
Pelabuhan Indonesia III PT (S)	4.875		10-01-24		450,000	476,438
Perusahaan Listrik Negara PT	5.500		11-22-21		1,200,000	1,309,500
Ireland 0.7%						2,754,192
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		1,200,000	1,280,442
Ardagh Packaging Finance PLC (P)(S)	3.240		12-15-19		1,500,000	1,473,750

SEE NOTES TO FUND'S INVESTMENTS3

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
Israel 0.3%						$1,057,500
Israel Electric Corp., Ltd. (S)	5.000		11-12-24		1,000,000	1,057,500
Italy 0.3%						1,156,250
Telecom Italia Capital SA	7.175		06-18-19		1,000,000	1,156,250
Jamaica 0.6%						2,448,358
Digicel, Ltd. (S)	6.750		03-01-23		395,000	398,358
Digicel, Ltd. (S)	7.000		02-15-20		2,000,000	2,050,000
Jersey, Channel Islands 0.3%						1,253,750
Cleopatra Finance, Ltd. (S)	5.625		02-15-20		1,250,000	1,253,750
Kazakhstan 0.4%						1,402,616
KazMunayGas National Company (S)	4.875		05-07-25		1,565,000	1,402,616
Luxembourg 3.2%						12,698,835
ALROSA Finance SA (S)	7.750		11-03-20		1,200,000	1,158,000
Altice Financing SA (S)	6.625		02-15-23		790,000	822,588
Altice Finco SA (S)	7.625		02-15-25		500,000	519,005
Altice SA (S)	7.750		05-15-22		2,895,000	2,989,088
ArcelorMittal	6.125		06-01-18		2,575,000	2,787,116
Intelsat Jackson Holdings SA	7.500		04-01-21		500,000	523,750
Intelsat Luxembourg SA	8.125		06-01-23		2,000,000	1,860,000
Mallinckrodt International Finance SA (S)	5.750		08-01-22		1,470,000	1,554,525
Wind Acquisition Finance SA (S)	7.375		04-23-21		465,000	484,763
Mexico 3.5%						13,540,781
America Movil SAB de CV	6.000		06-09-19	MXN	19,000,000	1,277,401
Cemex SAB de CV (S)	6.500		12-10-19		1,500,000	1,576,875
Credito Real SAB de CV (S)	7.500		03-13-19		1,650,000	1,699,500
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		1,000,000	1,070,000
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		3,635,000	3,846,975
Petroleos Mexicanos	5.500		01-21-21		820,000	899,950
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		1,500,000	1,552,500
Tenedora Nemak SA de CV (S)	5.500		02-28-23		1,550,000	1,617,580
Netherlands 4.2%						16,279,004
Bharti Airtel International Netherlands BV	5.125		03-11-23		800,000	869,345
ICTSI Treasury BV	4.625		01-16-23		500,000	501,250
Indo Energy Finance II BV	6.375		01-24-23		4,000,000	2,800,000
Indosat Palapa Company BV	7.375		07-29-20		2,500,000	2,625,000
Listrindo Capital BV	6.950		02-21-19		3,300,000	3,498,000
Lukoil International Finance BV (S)	4.563		04-24-23		1,300,000	1,082,250
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19		2,000,000	1,695,000
Schaeffler Finance BV (S)	3.250		05-15-19	EUR	1,000,000	1,153,159
Schaeffler Finance BV (S)	4.750		05-15-21		2,000,000	2,055,000
Paraguay 0.1%						523,243
Banco Regional S.A.E.C.A. (S)	8.125		01-24-19		500,000	523,243
Peru 0.3%						1,030,000
Inkia Energy, Ltd. (S)	8.375		04-04-21		1,000,000	1,030,000
Russia 0.6%						2,223,229
EuroChem Mineral & Chemical Company OJSC (S)	5.125		12-12-17		1,450,000	1,321,849
Severstal OAO (S)	5.900		10-17-22		1,000,000	901,380
Singapore 3.1%						12,202,534
Alam Synergy Pte, Ltd.	9.000		01-29-19		3,400,000	3,621,000

4SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
Singapore (continued)
TBG Global Pte, Ltd.	4.625		04-03-18		2,400,000	$2,448,000
Theta Capital Pte, Ltd.	6.125		11-14-20		2,290,000	2,359,396
Theta Capital Pte, Ltd.	7.000		05-16-19		800,000	848,138
Yanlord Land Group, Ltd.	10.625		03-29-18		2,800,000	2,926,000
South Africa 0.6%						2,204,800
AngloGold Ashanti Holdings PLC	8.500		07-30-20		2,000,000	2,204,800
Spain 0.3%						1,120,500
BBVA Bancomer SA (S)	6.500		03-10-21		1,000,000	1,120,500
United Arab Emirates 0.1%						442,027
Dubai Electricity & Water Authority (S)	7.375		10-21-20		360,000	442,027
United Kingdom 2.5%						9,865,321
Algeco Scotsman Global Finance PLC (S)	10.750		10-15-19		1,025,000	876,375
HSBC Holdings PLC (5.625% to 1-17-20, then 5 Year ISDAFIX + 3.626%) (Q)	5.625		01-17-20		505,000	511,313
Inmarsat Finance PLC (S)	4.875		05-15-22		555,000	564,824
Jaguar Land Rover Automotive PLC (S)	8.125		05-15-21		1,000,000	1,106,250
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24		2,420,000	2,534,950
New Look Bondco I PLC (S)	8.750		05-14-18	GBP	750,000	1,216,709
Tullow Oil PLC (S)	6.000		11-01-20		2,000,000	1,795,000
Tullow Oil PLC (S)	6.250		04-15-22		230,000	202,400
Virgin Media Secured Finance PLC (S)	5.375		04-15-21		1,000,000	1,057,500
United States 37.2%						145,704,313
Acadia Healthcare Company, Inc. (S)	5.625		02-15-23		260,000	268,450
Aircastle, Ltd.	5.125		03-15-21		480,000	508,800
Alliance Data Systems Corp. (S)	5.375		08-01-22		1,500,000	1,496,250
Alliance One International, Inc.	9.875		07-15-21		580,000	488,650
Allison Transmission, Inc. (S)	7.125		05-15-19		925,000	965,469
AMC Entertainment, Inc.	5.875		02-15-22		280,000	290,500
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		07-15-20		225,101	235,793
American Energy-Permian Basin LLC (P)(S)	6.752		08-01-19		3,500,000	2,817,500
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (Q)	4.900		03-15-20		2,095,000	2,090,206
American Gilsonite Company (S)	11.500		09-01-17		1,900,000	1,762,250
AmeriGas Finance LLC	7.000		05-20-22		1,000,000	1,070,000
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18		1,815,000	1,769,625
Arch Coal, Inc. (S)	8.000		01-15-19		295,000	151,188
Argos Merger Sub, Inc. (S)	7.125		03-15-23		890,000	921,150
Associated Materials LLC	9.125		11-01-17		2,140,000	1,904,600
Avaya, Inc. (S)	9.000		04-01-19		1,500,000	1,548,750
Brightstar Corp. (S)	7.250		08-01-18		1,500,000	1,605,000
Building Materials Corp. of America (S)	5.375		11-15-24		940,000	968,200
Cablevision Systems Corp.	7.750		04-15-18		1,500,000	1,672,500
Cablevision Systems Corp.	8.000		04-15-20		1,000,000	1,138,750
Cablevision Systems Corp.	8.625		09-15-17		475,000	537,344
Calfrac Holdings LP (S)	7.500		12-01-20		650,000	583,375
Calpine Corp. (S)	7.875		01-15-23		874,000	982,158
Cash America International, Inc.	5.750		05-15-18		1,000,000	1,042,500
CCO Holdings LLC	7.375		06-01-20		500,000	536,250
Cemex Finance LLC (S)	6.000		04-01-24		300,000	300,393
Cemex Finance LLC (S)	9.375		10-12-22		1,250,000	1,421,875
Cequel Communications Holdings I LLC (S)	6.375		09-15-20		500,000	530,000

SEE NOTES TO FUND'S INVESTMENTS5

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Chaparral Energy, Inc.	7.625		11-15-22	1,440,000	$1,062,000
Chesapeake Energy Corp.	5.750		03-15-23	1,020,000	1,064,625
Cincinnati Bell, Inc.	8.375		10-15-20	1,500,000	1,597,500
Cincinnati Bell, Inc.	8.750		03-15-18	480,000	490,800
CIT Group, Inc. (S)	5.500		02-15-19	2,200,000	2,351,140
Clayton Williams Energy, Inc.	7.750		04-01-19	875,000	822,500
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	1,415,000	1,492,825
Community Health Systems, Inc.	6.875		02-01-22	220,000	234,300
Community Health Systems, Inc.	7.125		07-15-20	500,000	534,375
Conn's, Inc. (S)	7.250		07-15-22	650,000	585,813
Continental Resources, Inc.	4.500		04-15-23	445,000	434,369
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,200,000	1,204,500
Crimson Merger Sub, Inc. (S)	6.625		05-15-22	1,000,000	927,500
CSI Compressco LP (S)	7.250		08-15-22	935,000	813,450
Denali Borrower LLC (S)	5.625		10-15-20	1,190,000	1,267,350
Dominion Resources, Inc.	2.500		12-01-19	1,320,000	1,340,217
Dynegy Finance I, Inc. (S)	7.375		11-01-22	755,000	799,356
Dynegy Finance I, Inc. (S)	7.625		11-01-24	1,250,000	1,326,563
E*TRADE Financial Corp.	6.375		11-15-19	1,525,000	1,632,360
Endo Finance LLC (S)	7.250		01-15-22	1,750,000	1,879,063
Enova International, Inc. (S)	9.750		06-01-21	625,000	603,906
EP Energy LLC	7.750		09-01-22	2,000,000	2,070,000
ExamWorks Group, Inc.	9.000		07-15-19	500,000	530,000
Family Tree Escrow LLC (S)	5.250		03-01-20	650,000	677,544
Family Tree Escrow LLC (S)	5.750		03-01-23	690,000	726,225
FCA US LLC	8.000		06-15-19	1,000,000	1,056,420
First Cash Financial Services, Inc.	6.750		04-01-21	760,000	787,550
First Data Corp.	11.750		08-15-21	1,968,000	2,292,720
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	2,250,000	2,401,875
Gentiva Health Services, Inc.	11.500		09-01-18	2,000,000	2,122,500
Global Partners LP (S)	6.250		07-15-22	315,000	311,850
Graphic Packaging International, Inc.	4.875		11-15-22	705,000	733,200
Halcon Resources Corp.	9.750		07-15-20	750,000	575,625
HCA, Inc.	5.375		02-01-25	365,000	386,900
HJ Heinz Company	4.250		10-15-20	1,340,000	1,358,425
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	800,000	839,000
Huntsman International LLC (S)	5.125		11-15-22	1,335,000	1,371,713
IAC/InterActiveCorp	4.875		11-30-18	180,000	186,300
iHeartCommunications, Inc., PIK	14.000		02-01-21	444,635	367,935
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	1,500,000	1,406,250
Kinetic Concepts, Inc.	10.500		11-01-18	125,000	136,719
Kosmos Energy, Ltd. (S)	7.875		08-01-21	950,000	888,250
Kraton Polymers LLC	6.750		03-01-19	500,000	513,750
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	785,000	743,788
Lear Corp.	5.250		01-15-25	1,000,000	1,017,500
Level 3 Financing, Inc. (S)	5.625		02-01-23	975,000	1,009,125
Linn Energy LLC	6.500		09-15-21	1,460,000	1,226,400
LMI Aerospace, Inc. (S)	7.375		07-15-19	2,950,000	2,957,375
MarkWest Energy Partners LP	4.875		12-01-24	850,000	873,375
Mohegan Tribal Gaming Authority	9.750		09-01-21	665,000	709,888
Nationstar Mortgage LLC	7.875		10-01-20	1,770,000	1,778,850
Navistar International Corp.	8.250		11-01-21	2,050,000	2,060,250
Novelis, Inc.	8.750		12-15-20	825,000	895,125
NRG Yield Operating LLC (S)	5.375		08-15-24	710,000	749,050

6SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
NWH Escrow Corp. (S)	7.500		08-01-21	575,000	$543,375
OneMain Financial Holdings, Inc. (S)	7.250		12-15-21	1,000,000	1,061,200
Parker Drilling Company	7.500		08-01-20	945,000	812,700
Penn Virginia Corp.	8.500		05-01-20	760,000	744,800
Post Holdings, Inc.	7.375		02-15-22	1,500,000	1,563,750
PSPC Escrow Corp. (S)	6.500		02-01-22	2,085,000	2,197,069
Rain CII Carbon LLC (S)	8.000		12-01-18	2,500,000	2,412,500
Rex Energy Corp. (S)	6.250		08-01-22	320,000	239,200
Reynolds Group Issuer, Inc.	9.875		08-15-19	1,550,000	1,660,438
Rialto Holdings LLC (S)	7.000		12-01-18	2,325,000	2,371,500
Rite Aid Corp.	9.250		03-15-20	680,000	753,100
Rockwood Specialties Group, Inc.	4.625		10-15-20	1,333,000	1,385,320
Samson Investment Company	9.750		02-15-20	1,450,000	493,000
SandRidge Energy, Inc.	7.500		03-15-21	2,250,000	1,642,500
SandRidge Energy, Inc.	8.125		10-15-22	1,500,000	1,087,500
SBA Communications Corp. (S)	4.875		07-15-22	715,000	715,000
Select Medical Corp.	6.375		06-01-21	500,000	502,500
Seventy Seven Energy, Inc.	6.500		07-15-22	380,000	197,600
Southern States Cooperative, Inc. (S)	10.000		08-15-21	1,900,000	1,786,000
SPL Logistics Escrow LLC (S)	8.875		08-01-20	590,000	620,975
Springleaf Finance Corp.	6.900		12-15-17	2,100,000	2,268,000
Sprint Communications, Inc.	6.000		11-15-22	500,000	484,375
Sprint Communications, Inc.	8.375		08-15-17	1,000,000	1,100,000
Sprint Communications, Inc. (S)	9.000		11-15-18	545,000	633,563
Steel Dynamics, Inc.	7.625		03-15-20	2,750,000	2,860,000
Summit Midstream Holdings LLC	7.500		07-01-21	1,000,000	1,052,500
T-Mobile USA, Inc.	6.125		01-15-22	374,000	393,635
T-Mobile USA, Inc.	6.731		04-28-22	1,000,000	1,067,500
Targa Resources Partners LP (S)	5.000		01-15-18	1,000,000	1,041,250
Teekay Offshore Partners LP	6.000		07-30-19	430,000	390,225
Tenneco, Inc.	6.875		12-15-20	590,000	628,970
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	1,040,000	928,200
The Goodyear Tire & Rubber Company	7.000		05-15-22	1,750,000	1,933,750
The Hertz Corp.	6.250		10-15-22	1,500,000	1,560,000
Thompson Creek Metals Company, Inc.	7.375		06-01-18	625,000	515,625
Tops Holding Corp.	8.875		12-15-17	1,000,000	1,045,000
TransDigm, Inc.	6.500		07-15-24	1,980,000	2,024,550
Trinity Industries, Inc.	4.550		10-01-24	1,425,000	1,415,223
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	650,000	654,063
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	750,000	763,125
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	1,360,000	1,475,600
Vector Group, Ltd.	7.750		02-15-21	1,340,000	1,430,450
Walter Investment Management Corp.	7.875		12-15-21	1,105,000	1,013,838
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	2,185,000	2,299,691
William Lyon Homes, Inc.	5.750		04-15-19	600,000	603,000
Williams Partners LP	4.875		03-15-24	2,035,000	2,101,138
Windstream Corp.	7.500		06-01-22	2,000,000	1,985,000
WMG Acquisition Corp. (S)	6.750		04-15-22	350,000	332,500
Zebra Technologies Corp. (S)	7.250		10-15-22	1,000,000	1,080,000
Uruguay 0.1%					328,100
Navios South American Logistics, Inc. (S)	7.250		05-01-22	340,000	328,100

SEE NOTES TO FUND'S INVESTMENTS7

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
Virgin Islands, British 0.9%					$3,597,871
Poly Real Estate Finance, Ltd.	5.250		04-25-19	1,500,000	1,569,351
Wanda Properties Overseas, Ltd.	4.875		11-21-18	2,000,000	2,028,520
Capital preferred securities 0.6%					$2,300,450
(Cost $2,255,087)
United States 0.6%					2,300,450
Goldman Sachs Capital II (P)(Q)	4.000		04-24-15	1,375,000	1,077,656
Goldman Sachs Capital III (P)(Q)	4.000		04-24-15	1,375,000	1,058,750
Mellon Capital IV (P)(Q)	4.000		04-24-15	195,000	164,044
Convertible bonds 0.7%					$2,571,328
(Cost $2,369,341)
United States 0.7%					2,571,328
Trinity Industries, Inc.	3.875		06-01-36	1,725,000	2,571,328
Foreign government obligations 0.4%					$1,677,250
(Cost $1,620,120)
Mexico 0.2%					773,250
Government of Mexico	3.600		01-30-25	750,000	773,250
Vietnam 0.2%					904,000
Socialist Republic of Vietnam	6.750		01-29-20	800,000	904,000
Term loans (M) 8.6%					$33,622,394
(Cost $34,868,835)
Cayman Islands 0.1%					553,475
Offshore Group Investment, Ltd.	5.000		10-25-17	780,000	553,475
Germany 0.4%					1,455,000
CD&R Millennium Holdco 6 SARL	8.250		07-31-22	1,500,000	1,455,000
Luxembourg 0.4%					1,560,290
Mallinckrodt International Finance SA	3.250		03-19-21	1,572,080	1,560,290
Netherlands 0.3%					961,516
Sybil Finance BV	4.750		03-20-20	462,000	462,578
Tronox Pigments BV (T)	TBD		03-19-20	500,000	498,938
United States 7.4%					29,092,113
American Energy-Marcellus LLC	5.250		08-04-20	400,000	344,000
B/E Aerospace, Inc.	4.000		12-16-21	1,150,000	1,153,163
Calpine Corp. (T)	TBD		10-30-20	750,000	748,527
Capital Safety North America Holdings, Inc.	3.750		03-29-21	453,393	442,625
Capital Safety North America Holdings, Inc.	6.500		03-28-22	500,000	485,000
CareCore National LLC	5.500		03-05-21	548,618	549,304
Catalent Pharma Solutions, Inc.	4.250		05-20-21	248,750	249,194
Checkout Holding Corp.	4.500		04-09-21	388,050	371,073
CSM Bakery Solutions LLC	8.750		07-03-21	346,000	327,835
Doncasters US Finance LLC	4.500		04-09-20	1,650,000	1,641,057
Eastman Kodak Company	7.250		09-03-19	750,000	750,625
Gardner Denver, Inc.	4.250		07-30-20	1,885,227	1,809,818
Gates Global LLC	4.250		07-05-21	1,620,938	1,814,235
Hillman Group, Inc.	4.500		06-30-21	298,500	296,075
Jazz Acquisition, Inc.	4.500		06-19-21	621,970	616,268
JC Penney Company, Inc.	5.000		06-20-19	447,750	438,795
JC Penney Corp., Inc.	6.000		05-22-18	740,602	735,279
Key Safety Systems, Inc.	4.750		08-29-21	1,296,750	1,299,181
Lands' End, Inc.	4.250		04-04-21	1,971,584	1,889,434

8SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Marina District Finance Company, Inc.	6.500		08-15-18	812,907	$817,988
National Mentor Holdings, Inc.	4.250		01-31-21	399,419	395,625
NTelos, Inc.	5.750		11-09-19	987,374	829,394
Ocwen Loan Servicing LLC	5.000		02-15-18	1,790,444	1,708,281
Opal Acquisition, Inc.	5.000		11-27-20	2,170,768	2,161,000
Shearer's Foods LLC	4.500		06-30-21	224,438	223,175
Smile Brands Group, Inc.	7.500		08-15-19	1,392,947	1,297,763
Surgery Center Holdings, Inc.	5.250		11-03-20	1,100,000	1,089,000
Templar Energy LLC	8.500		11-25-20	250,000	190,417
The Goodyear Tire & Rubber Company	4.750		04-30-19	833,333	835,678
The Sun Products Corp.	5.500		03-23-20	491,295	477,785
Toys R Us - Delaware, Inc.	5.250		05-25-18	239,963	185,971
Toys R Us - Delaware, Inc.	9.750		04-24-20	743,924	690,609
TransDigm, Inc. (T)	TBD		06-02-21	1,000,000	995,536
Twin River Management Group, Inc.	5.250		07-10-20	121,771	121,720
UTEX Industries, Inc.	5.000		05-22-21	348,250	316,908
Valeant Pharmaceuticals International, Inc.	3.500		08-05-20	401,107	399,853
Walter Investment Management Corp.	4.750		12-19-20	300,000	277,250
Weight Watchers International, Inc.	4.000		04-02-20	223,295	116,672
Collateralized mortgage obligations 0.3%					$1,179,021
(Cost $1,177,318)
United States 0.3%					1,179,021
GAHR Commericial Mortgage Trust Series 2015-NRF, Class EFX (S)	3.382		12-15-19	1,000,000	937,569
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.921		11-05-30	241,439	241,452
				Shares	Value
Common stocks 0.2%					$690,104
(Cost $715,128)
Canada 0.0%					138,608
Canadian Natural Resources, Ltd.				4,755	138,608
United States 0.2%					551,496
Apache Corp.				2,140	140,898
ConocoPhillips				2,120	138,224
Denbury Resources, Inc.				15,925	133,770
Marathon Oil Corp.				4,975	138,604
Preferred securities 2.1%					$8,229,041
(Cost $8,597,602)
Luxembourg 0.0%					147,080
Intelsat SA, 5.750%				4,000	147,080
United States 2.1%					8,081,961
Ally Financial, Inc., 7.000% (S)				3,400	3,409,031
American Tower Corp., 5.250%				7,100	749,405
Dominion Resources, Inc., 6.125%				9,300	535,773
Exelon Corp., 6.500%				12,600	624,960
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)				37,450	1,039,987
Thompson Creek Metals Company, Inc., 6.500%				45,000	326,250
Tyson Foods, Inc., 4.750%				13,123	667,305
Weyerhaeuser Company, 6.375%				12,500	729,250

SEE NOTES TO FUND'S INVESTMENTS9

Global Short Duration Credit Fund

	Par value	Value
Short-term investments 0.4%		$1,647,000
(Cost $1,647,000)
Repurchase agreement 0.4%		1,647,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $1,647,000 on 3-2-15, collateralized by $1,600,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $1,684,000, including interest)	1,647,000	1,647,000
Total investments (Cost $404,110,256)† 99.6%		$389,612,935
Other assets and liabilities, net 0.4%		$1,607,402
Total net assets 100.0%		$391,220,337

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $140,498,658 or 35.9% of the fund's net assets as of 2-28-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $405,716,705. Net unrealized depreciation aggregated $16,103,770, of which $3,320,823 related to appreciated investment securities and $19,424,593 related to depreciated investment securities.

The fund had the following portfolio composition as a percentage of net assets on 2-28-15:

Financials	24.4%
Materials	15.1%
Consumer discretionary	13.6%
Energy	12.1%
Industrials	9.4%
Telecommunication services	6.6%
Health care	5.4%
Utilities	4.5%
Consumer staples	4.1%
Information technology	3.3%
Foreign government obligations	0.4%
Collateralized mortgage obligations	0.3%
Short-term investments and other	0.8%
Total	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$337,696,347	—	$337,696,347	—
Capital preferred securities	2,300,450	—	2,300,450	—
Convertible bonds	2,571,328	—	2,571,328	—
Foreign government obligations	1,677,250	—	1,677,250	—
Term loans	33,622,394	—	33,622,394	—
Collateralized mortgage obligations	1,179,021	—	1,179,021	—
Common stocks	690,104	$690,104	—	—
Preferred securities	8,229,041	3,780,023	4,449,018	—
Short-term investments	1,647,000	—	1,647,000	—
Total Investments in Securities	$389,612,935	$4,470,127	$385,142,808	—
Other Financial Instruments:
Futures	$33,585	$33,585	—	—
Forward foreign currency contracts	$47,974	—	$47,974	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and my be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and

11

would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At February 28, 2015, the fund had $1,560,512 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2015, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at February 28, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	26	Long	Jun 2015	$4,212,671	$4,207,938	($4,733)
10-Year U.S. Treasury Note Futures	150	Short	Jun 2015	(19,207,849)	(19,169,531)	38,318
						$33,585

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at February 28, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	113,935	CAD	142,038	Toronto Dominion Bank	5/12/2015	$423	—	$423
USD	3,251,588	EUR	2,860,802	Deutsche Bank AG London	5/12/2015	47,533	—	47,533
USD	1,210,481	GBP	784,427	Deutsche Bank AG London	5/12/2015	18	—	18
						$47,974	—	$47,974

Currency abbreviation
CAD	Canadian Dollar	GBP	Pound Sterling
EUR	Euro	USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q3	02/15
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		4/15

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsGlobal Conservative Absolute Return Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 19.5%						$20,262,797
(Cost $18,698,259)
Australia 0.3%						346,919
APT Pipelines, Ltd.	4.250		11-26-24	GBP	100,000	167,917
QBE Capital Funding IV, Ltd. (7.500% to 5-24-21, then 10 Year Swap Rate + 4.003%)	7.500		05-24-41	GBP	100,000	179,002
Denmark 0.3%						271,374
DONG Energy A/S	4.875		01-12-32	GBP	150,000	271,374
France 1.3%						1,353,160
Electricite de France SA	5.875		07-18-31	GBP	80,000	161,945
Electricite de France SA	6.000		01-23-14	GBP	100,000	218,320
Electricite de France SA	6.250		05-30-28	GBP	150,000	308,325
GDF Suez	7.000		10-30-28	GBP	100,000	222,499
Orange SA	5.625		01-23-34	GBP	25,000	48,939
Orange SA	9.000		03-01-31		150,000	231,848
Pernod-Ricard SA (S)	4.250		07-15-22		150,000	161,284
Ireland 0.1%						131,934
Bank of Ireland Mortgage Bank	3.625		10-02-20	EUR	100,000	131,934
Italy 0.5%						469,745
Assicurazioni Generali SpA (6.269% to 6-16-26, then 3 month LIBOR + 2.350%) (Q)	6.269		06-16-26	GBP	100,000	167,122
Enel SpA	6.250		06-20-19	GBP	120,000	217,065
Telecom Italia SpA	6.375		06-24-19	GBP	50,000	85,558
Mexico 0.4%						415,261
America Movil SAB de CV	5.750		06-28-30	GBP	110,000	215,666
Petroleos Mexicanos	8.250		06-02-22	GBP	100,000	199,595
Netherlands 1.2%						1,256,470
Aegon NV	6.625		12-16-39	GBP	100,000	229,661
Deutsche Annington Finance BV	3.125		07-25-19	EUR	100,000	123,835
E.ON International Finance BV	6.375		06-07-32	GBP	100,000	211,412
ING Bank NV (6.875% to 5-29-18, then 3 month LIBOR + 2.550%)	6.875		05-29-23	GBP	100,000	175,635
LYB International Finance BV	4.000		07-15-23		150,000	158,751
RWE Finance BV	6.125		07-06-39	GBP	50,000	103,020
Siemens Financieringsmaatschappij NV (6.125% to 9-14-16, then 3 month LIBOR + 2.250%)	6.125		09-14-66	GBP	50,000	81,438
Swiss Reinsurance Company (6.302% to 5-25-19, then 6 month LIBOR + 2.120%) (Q)	6.302		05-25-19	GBP	100,000	172,718
Spain 0.2%						177,588
Telefonica Emisiones SAU	5.597		03-12-20	GBP	100,000	177,588
Sweden 0.1%						116,597
Vattenfall AB	6.875		04-15-39	GBP	50,000	116,597
Switzerland 0.2%						177,420
Glencore Finance Europe SA	6.500		02-27-19	GBP	100,000	177,420
United Kingdom 12.0%						12,489,604
AA Bond Co Ltd.	6.269		07-02-43	GBP	100,000	192,866
ABP Finance PLC	6.250		12-14-26	GBP	100,000	198,149
Affinity Sutton Capital Markets PLC	5.981		09-17-38	GBP	100,000	220,120
Annington Finance No. 1 PLC	8.000		10-02-21	GBP	68,102	126,472

2SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Arqiva Financing PLC	4.882		12-31-32	GBP	100,000	$171,275
Aspire Defence Finance PLC	4.674		03-31-40	GBP	99,250	178,730
Aviva PLC (6.625% to 6-3-21, then 6 month LIBOR + 4.136%)	6.625		06-03-41	GBP	100,000	177,411
AWG Parent Company, Ltd. (P)	6.625		01-15-29	GBP	50,000	107,572
Barclays Bank PLC	10.000		05-21-21	GBP	200,000	418,470
Broadgate Financing PLC	5.098		04-05-35	GBP	99,000	177,102
BUPA Finance PLC	3.375		06-17-21	GBP	130,000	211,043
Coventry Building Society	5.875		09-28-22	GBP	100,000	190,732
CPUK Finance, Ltd.	7.239		02-28-42	GBP	100,000	206,005
Credit Agricole SA	5.500		12-17-21	GBP	100,000	185,466
Dignity Finance PLC	4.696		12-31-49	GBP	120,000	207,104
Direct Line Insurance Group PLC (9.250% to 4-27-22, then 6 month LIBOR + 7.207%)	9.250		04-27-42	GBP	100,000	201,806
Eastern Power Networks PLC	6.250		11-12-36	GBP	70,000	151,309
Enterprise Inns PLC	6.500		12-06-18	GBP	70,000	115,148
Eversholt Funding PLC	6.359		12-02-25	GBP	100,000	200,680
FCE Blank PLC	2.759		11-13-19	GBP	100,000	157,242
FirstGroup PLC	8.125		09-19-18	GBP	100,000	182,304
G4S PLC	7.750		05-13-19	GBP	100,000	186,305
GE Capital UK Funding	8.000		01-14-39	GBP	150,000	403,971
GlaxoSmithKline Capital PLC	5.250		12-19-33	GBP	50,000	99,840
GlaxoSmithKline Capital PLC	6.375		03-09-39	GBP	50,000	114,660
Go-Ahead Group PLC	5.375		09-29-17	GBP	100,000	167,121
Hammerson PLC	5.250		12-15-16	GBP	100,000	164,965
HBOS Capital Funding LP (6.461% to 11-30-18, then 5 Year U.K. Treasury + 2.850%) (Q)	6.461		11-30-18	GBP	100,000	165,567
Heathrow Funding, Ltd.	6.450		12-10-31	GBP	250,000	537,092
HSBC Holdings PLC	6.000		03-29-40	GBP	100,000	194,951
Imperial Tobacco Finance PLC	9.000		02-17-22	GBP	150,000	320,345
Integrated Accommodation Services PLC	6.480		03-31-29	GBP	77,347	151,475
Intu Metrocentre Finance Plc	4.125		12-06-23	GBP	100,000	164,565
Jaguar Land Rover Automotive PLC	8.250		03-15-20	GBP	100,000	171,754
Land Securities Capital Markets PLC (4.875% to 11-7-17, then 3 month LIBOR + 0.688%)	4.875		11-07-19	GBP	50,000	84,298
LCR Finance PLC	5.100		03-07-51	GBP	30,000	72,425
Legal & General Group PLC (4.000% to 6-8-15 then 3 month EURIBOR +1.700%)	4.000		06-08-25	EUR	50,000	56,322
Legal & General Group PLC (5.875% to 4-1-19, then 5 Year U.K. Treasury + 2.330%) (Q)	5.875		04-01-19	GBP	80,000	134,469
Lend Lease Europe Finance PLC	6.125		10-12-21	GBP	100,000	179,115
Lloyds Bank PLC	6.500		09-17-40	GBP	40,000	93,095
Lloyds Bank PLC	9.625		04-06-23	GBP	100,000	216,627
Marks & Spencer PLC	6.125		12-02-19	GBP	100,000	179,169
Marstons Issuer PLC (5.158% to 7-15-19, then 3 month LIBOR + 1.320%)	5.158		10-15-27	GBP	100,000	169,553
Mitchells & Butlers Finance PLC	5.965		12-15-25	GBP	48,409	85,152
National Grid Electricity Transmission PLC	5.875		02-02-24	GBP	150,000	295,424
National Westminster Bank PLC	6.500		09-07-21	GBP	50,000	89,289
Nationwide Building Society	6.750		07-22-20	EUR	100,000	142,142
Nationwide Building Society (7.971% to 3-13-15, then 5 Year U.K. Treasury + 4.050%) (Q)	7.971		03-13-15	GBP	100,000	154,748
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	100,000	123,432
Octagon Healthcare Funding PLC	5.333		06-30-36	GBP	89,308	169,898
Peabody Capital PLC	5.250		03-17-43	GBP	110,000	218,290

SEE NOTES TO FUND'S INVESTMENTS3

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Provident Financial PLC	8.000		10-23-19	GBP	50,000	$88,910
Prudential PLC (P)	5.700		12-19-63	GBP	100,000	184,058
Scottish Widows PLC (5.125% to 9-24-15 then 3 month LIBOR +1.630%) (Q)	5.125		09-24-15	GBP	100,000	155,466
Segro PLC	6.750		02-23-24	GBP	60,000	120,758
Severn Trent Utilities Finance PLC	6.125		02-26-24	GBP	100,000	195,363
Southern Water Services Finance, Ltd. (4.500% to 3-31-22, then 3 month LIBOR + 7.845%)	4.500		03-31-38	GBP	100,000	162,719
SSE PLC	6.250		08-27-38	GBP	50,000	108,804
Stagecoach Group PLC	5.750		12-16-16	GBP	100,000	165,548
Telereal Securitisation PLC	5.565		12-10-33	GBP	60,666	111,164
Tesco Property Finance 3 PLC	5.744		04-13-40	GBP	128,204	198,130
Thames Water Utilities Cayman Finance, Ltd.	4.625		06-04-46	GBP	100,000	181,206
The Royal Bank of Scotland PLC	6.875		05-17-25	GBP	100,000	209,363
The Trafford Centre Finance, Ltd.	6.500		07-28-33	GBP	96,070	196,327
The Unique Pub Finance Company PLC	6.542		03-30-21	GBP	86,480	137,518
Virgin Media Secured Finance PLC	5.500		01-15-21	GBP	100,000	169,184
Wales & West Utilities Finance PLC	6.250		11-30-21	GBP	100,000	190,914
Western Power Distribution West Midlands PLC	5.750		04-16-32	GBP	110,000	220,832
WPP Finance 2010	5.625		11-15-43		140,000	168,702
Yorkshire Water Services Bradford Finance, Ltd.	6.375		08-19-39	GBP	50,000	112,025
Zurich Finance UK PLC (6.625% to 10-2-22, then 5 Year U.K. Treasury + 2.850%) (Q)	6.625		10-02-22	GBP	70,000	129,548
United States 2.9%						3,056,725
Altria Group, Inc.	5.375		01-31-44		150,000	177,650
Altria Group, Inc.	9.950		11-10-38		33,000	57,521
American International Group, Inc.	5.000		04-26-23	GBP	150,000	268,860
AT&T, Inc.	7.000		04-30-40	GBP	100,000	224,583
Bank of America Corp.	6.125		09-15-21	GBP	150,000	282,157
Bank of America Corp.	8.125		06-02-28	GBP	100,000	224,283
Citigroup, Inc.	4.500		03-03-31	GBP	200,000	332,402
DIRECTV Holdings LLC	4.375		09-14-29	GBP	100,000	168,513
Energy Transfer Partners LP	3.600		02-01-23		150,000	149,291
Fresenius Medical Care US Finance II, Inc. (S)	5.625		07-31-19		100,000	109,250
GE Capital Trust V (5.500% to 9-15-16, then 3 month LIBOR + 1.615%)	5.500		09-15-66	GBP	100,000	160,562
Morgan Stanley	5.750		02-14-17	GBP	100,000	167,417
Verizon Communications, Inc. (S)	5.012		08-21-54		83,000	86,709
Verizon Communications, Inc.	6.550		09-15-43		84,000	110,532
Wal-Mart Stores Inc	4.875		01-19-39	GBP	70,000	138,428
Wal-Mart Stores, Inc.	5.625		03-27-34	GBP	60,000	126,332
Wells Fargo Bank NA	5.250		08-01-23	GBP	150,000	272,235
Capital preferred securities 0.2%						$167,512
(Cost $150,834)
United States 0.2%						167,512
Rabobank Capital Funding Trust IV (5.556% to 12-31-19 then 6 month LIBOR + 1.460%) (Q)	5.556		12-31-19	GBP	100,000	167,512
Foreign government obligations 5.5%						$5,770,059
(Cost $5,699,237)
Brazil 5.5%						5,770,059
Federative Republic of Brazil	10.000		01-01-25	BRL	18,342,000	5,770,059

4SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
Collateralized mortgage obligations 0.1%						$58,810
(Cost $54,151)
United Kingdom 0.1%						58,810
Canary Wharf Finance II PLC Series II, Class A1	6.455		10-22-33	GBP	28,858	58,810
					Shares	Value
Purchased options 0.3%						$321,885
(Cost $1,375,524)
Put options 0.3%						321,885
Over the Counter Option on a 10 year Interest Rate Swap (Expiration Date: 6-2-15; Strike Rate: 2.900%; Underlying Swap: receive USD LIBOR maturing 6-4-25; Counterparty: Barclays Bank PLC) (I)					23,900,000	29,488
Over the Counter Option on a 5 year Interest Rate Swap (Expiration Date: 10-15-17; Strike Rate: 0.6100%; Underlying Swap: receive JPY LIBOR maturing 10-18-22; Counterparty: Morgan Stanley & Company, Inc. (I)					3,470,000,000	229,697
Over the Counter Option on a 5 year Interest Rate Swap (Expiration Date: 10-15-17; Strike Rate: 2.300%; Underlying Swap: receive EURIBOR maturing 10-18-17; Counterparty: Morgan Stanley and Company, Inc.) (I)					25,400,000	62,700
	Rate (%	)	Maturity date	Par value^		Value
Short-term investments 73.7%						$76,588,218
(Cost $76,587,268)
Certificate of deposit 2.4%						2,500,448
Goldman Sachs International	0.410		04-07-15		2,500,000	2,500,448
Time deposits 24.6%						25,535,585
Abbey National Treasury Serivce	0.080		03-02-15		2,939,435	2,939,435
Commerzbank AG	0.150		03-02-15		4,980,350	4,980,350
DBS Group Holdings, Ltd.	0.250		04-27-15		2,500,000	2,500,000
DZ Bank Genossenschaftsba	0.070		03-02-15		3,169,477	3,169,477
ING Bank NV	0.120		03-02-15		4,601,120	4,601,120
KBC Bank NV	0.100		03-02-15		4,364,607	4,364,607
Standard Chartered Bank	0.090		03-02-15		2,980,596	2,980,596
U.S. Government 46.2%						47,997,185
U.S. Treasury Bills	0.001		03-05-15		5,000,000	4,999,995
U.S. Treasury Bills	0.003		04-09-15		5,000,000	4,999,935
U.S. Treasury Bills	0.004		04-16-15		5,000,000	4,999,935
U.S. Treasury Bills	0.008		05-07-15		5,000,000	4,999,840
U.S. Treasury Bills	0.018		06-11-15		10,000,000	9,999,370
U.S. Treasury Bills	0.021		06-04-15		5,000,000	4,999,615
U.S. Treasury Bills	0.030		07-02-15		10,000,000	9,998,900
U.S. Treasury Bills	0.032		07-30-15		3,000,000	2,999,595
					Par value	Value
Repurchase agreement 0.5%						$555,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $555,000 on 3-2-15, collateralized by $520,000 U.S. Treasury Notes, 3.625% due 8-15-19 (valued at $569,400, including interest)					555,000	555,000
Total investments (Cost $102,565,273)† 99.3%						$103,169,281
Other assets and liabilities, net 0.7%						$682,763
Total net assets 100.0%						$103,852,044

SEE NOTES TO FUND'S INVESTMENTS5

Global Conservative Absolute Return Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Legend
MXN	Mexican Peso
JPY	Japanese Yen
GBP	Pound Sterling
EUR	Euro
BRL	Brazilian Real
Key to Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $357,243 or 0.3% of the fund's net assets as of 2-28-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $102,777,824. Net unrealized appreciation aggregated $391,457, of which $1,528,523 related to appreciated investment securities and $1,137,066 related to depreciated investment securities.

The fund had the following portfolio allocation as a percentage of net assets on 2-28-15:

Financials	8.3%
Foreign government obligations	5.5%
Utilities	3.7%
Industrials	2.2%
Consumer discretionary	1.9%
Telecommunication services	1.1%
Consumer staples	0.9%
Health care	0.9%
Energy	0.4%
Materials	0.3%
Purchased options	0.3%
Collateralized mortgage obligations	0.1%
Short-term investments and other	74.4%
Total	100.0%

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2015, the fund used futures contracts to manage against anticipated interest rate changes, gain exposure to foreign bond market / substitute for securities purchase (or to be purchased) and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at February 28, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.K. Long Gilt Bond Futures	7	Long	Jun 2015	$1,278,635	$1,281,381	$2,746
						$2,746

7

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2015, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates, gain exposure to foreign currency / substitute for securities purchase (or to be purchased) and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at February 28, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	2,540,000	USD	2,944,381	UBS AG London	3/12/2015	—	($101,733)	($101,733)
EUR	1,590,000	USD	1,799,168	Deutsche Bank AG London	3/13/2015	—	(19,695)	(19,695)
EUR	237,720	USD	279,717	Goldman Sachs International	4/14/2015	—	(13,571)	(13,571)
EUR	108,182	USD	123,312	Royal Bank of Scotland PLC	4/14/2015	—	(2,194)	(2,194)
EUR	3,258,000	USD	3,697,752	UBS AG London	5/11/2015	—	(48,889)	(48,889)
GBP	631,473	USD	970,116	Merrill Lynch International	4/14/2015	$4,510	—	4,510
GBP	100,431	USD	151,346	UBS AG London	4/14/2015	3,660	—	3,660
GBP	1,025,000	USD	1,561,126	Goldman Sachs International	5/11/2015	20,580	—	20,580
INR	319,000,000	USD	5,083,345	UBS AG London	3/13/2015	67,817	—	67,817
JPY	361,000,000	USD	3,064,034	Deutsche Bank AG London	3/13/2015	—	(45,980)	(45,980)
NOK	22,614,245	EUR	2,605,512	UBS AG London	5/11/2015	26,876	—	26,876
USD	521,944	AUD	672,000	BNP Paribas SA	5/11/2015	—	(1,128)	(1,128)
USD	5,514,744	BRL	15,990,000	HSBC Bank PLC	5/11/2015	—	(6,684)	(6,684)
USD	2,952,702	CAD	3,500,000	Goldman Sachs International	3/12/2015	153,320	—	153,320
USD	6,138,388	EUR	5,193,814	Merrill Lynch International	3/12/2015	325,717	—	325,717
USD	2,052,871	EUR	1,740,000	BNP Paribas SA	3/13/2015	105,525	—	105,525
USD	3,067,305	EUR	2,598,000	UBS AG London	3/13/2015	159,715	—	159,715
USD	31,596	EUR	26,916	BNP Paribas SA	4/14/2015	1,461	—	1,461
USD	982,609	EUR	829,470	Morgan Stanley and Company International PLC	4/14/2015	53,953	—	53,953
USD	3,711,748	EUR	3,258,000	BNP Paribas SA	5/11/2015	62,886	—	62,886
USD	48,966	GBP	32,687	BNP Paribas SA	4/14/2015	—	(1,483)	(1,483)
USD	759,598	GBP	501,448	Deutsche Bank AG London	4/14/2015	—	(14,346)	(14,346)
USD	17,922,524	GBP	11,852,471	HSBC Bank PLC	4/14/2015	—	(370,775)	(370,775)
USD	304,713	GBP	200,564	UBS AG London	4/14/2015	—	(4,841)	(4,841)
USD	319,464	GBP	210,000	HSBC Bank PLC	5/11/2015	—	(4,593)	(4,593)
USD	308,746	GBP	200,000	Royal Bank of Scotland PLC	5/11/2015	121	—	121
USD	2,040,161	INR	127,000,000	UBS AG London	3/13/2015	—	(10,615)	(10,615)
USD	3,046,565	JPY	361,000,000	UBS AG London	3/13/2015	28,511	—	28,511
USD	290,154	JPY	34,000,000	Goldman Sachs International	5/11/2015	5,678	—	5,678
						$1,020,327	($646,527)	$373,803

AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
EUR	Euro	USD	US Dollar
GBP	British Pound

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of

8

premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2015, the fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

During the period ended February 28, 2015, the fund wrote option contracts to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the period ended February 28, 2015 and the contracts held at February 28, 2015.

	Notional value	Premiums received
Outstanding, beginning of period	8,475,000	300,000
Options written	97,946,000	1,806,091
Option closed	(57,121,000)	(1,109,259)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	49,300,000	$996,831

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Interest Rate Swaptions (OTC)

Description	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount	Premium	Value
Puts
8-Year Interest Rate Swap	Morgan Stanley	6-Month EURIBOR	Receive	1.11%	Oct-17	EUR	25,400,000	$556,473	($260,016)
11-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	3.30%	Jun-15	USD	23,900,000	440,358	(6,104)
								996,831	(266,120)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended February 28, 2015, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and gain exposure to treasuries market / temporary substitute for securities purchase (or to be purchased). The following table summarizes the interest rate swap contracts held as of February 28, 2015.

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange cleared swaps
28,000,000	EUR	$37,757,985	EUR-EURIBOR-Reuters	Fixed 0.747%	Mar 2016	—	$413,201	$413,201
28,000,000	EUR	38,344,608	Fixed 0.747%	EUR-EURIBOR-Reuters	Mar 2016	($73,147)	(340,054)	(413,201)

9

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
36,500,000	USD	36,500,000	Fixed 0.718%	USD-LIBOR-BBA	Mar 2016	—	(179,779)	(179,779)
36,500,000	USD	36,500,000	USD-LIBOR-BBA	Fixed 0.718%	Mar 2016	73,685	106,094	179,779
79,200,000	USD	79,200,000	Fixed 0.960%	USD-LIBOR-BBA	Jun 2016	—	(212,810)	(212,810)
5,500,000	USD	5,500,000	USD-LIBOR-BBA	Fixed 0.960%	Jun 2016	17,336	(2,557)	14,779
2,300,000	GBP	3,498,759	Fixed 0.877%	6 Month LIBOR	Jul 2016	—	(2,375)	(2,375)
77,000,000	EUR	101,035,549	EUR-EURIBOR-Reuters	Fixed 0.943%	Jul 2016	—	741,802	741,802
77,000,000	EUR	105,014,898	Fixed 0.943%	EUR-EURIBOR-Reuters	Jul 2016	(209,024)	(532,777)	(741,801)
6,000,000	EUR	8,173,496	EUR-EURIBOR-Reuters	Fixed 1.188%	Oct 2016	—	74,236	74,236
6,000,000	EUR	8,353,195	Fixed 1.188%	EUR-EURIBOR-Reuters	Oct 2016	(40,374)	(33,862)	(74,236)
28,300,000	USD	28,300,000	Fixed 1.120%	USD-LIBOR-BBA	Oct 2016	—	(44,188)	(44,188)
46,500,000	GBP	75,385,805	Fixed 1.668%	GBP-LIBOR-BBA	Nov 2016	—	(408,264)	(408,264)
46,500,000	GBP	77,987,421	GBP-LIBOR-BBA	Fixed 1.668%	Nov 2016	(298,532)	706,796	408,264
85,000,000	AUD	77,592,266	AUD-BBR-BBSW	Fixed 3.885%	Nov 2016	—	1,202,895	1,202,895
85,000,000	AUD	79,717,220	Fixed 3.885%	AUD-BBR-BBSW	Nov 2016	(497,998)	(704,897)	(1,202,895)
325,000,000	SEK	49,553,258	Fixed 2.140%	SEK-STIBOR-SIDE	Dec 2016	(58,244)	(707,325)	(765,569)
325,000,000	SEK	49,975,397	SEK-STIBOR-SIDE	Fixed 2.140%	Dec 2016	—	765,569	765,569
36,000,000	EUR	49,300,211	EUR-EURIBOR-Reuters	Fixed 1.003%	Dec 2016	—	369,336	369,336
36,000,000	EUR	50,119,172	Fixed 1.003%	EUR-EURIBOR-Reuters	Dec 2016	(121,957)	(247,379)	(369,336)
33,350,000	AUD	29,202,922	AUD-BBR-BBSW	Fixed 3.200%	Oct 2018	—	410,985	410,985
35,400,000	GBP	55,477,111	GBP-LIBOR-BBA	Fixed 1.965%	Nov 2018	—	246,810	246,810
35,400,000	GBP	53,092,886	Fixed 1.965%	GBP-LIBOR-BBA	Nov 2018	(611,907)	365,097	(246,810)
410,000,000	SEK	55,477,751	Fixed 0.860%	SEK-STIBOR-SIDE	Nov 2018	—	(275,650)	(275,650)
410,000,000	SEK	49,178,067	SEK-STIBOR-SIDE	Fixed 0.860%	Nov 2018	447,737	(174,153)	273,584
31,500,000	AUD	25,587,456	AUD-BBR-BBSW	Fixed 2.760%	Dec 2018	—	168,023	168,023
2,100,000	GBP	3,194,519	Fixed 1.878%	6 Month LIBOR	Jul 2020	—	(55,740)	(55,740)
10,300,000	GBP	15,668,354	GBP-LIBOR-BBA	Fixed 2.335%	Jul 2020	—	532,135	532,135
10,300,000	GBP	15,976,324	Fixed 2.335%	GBP-LIBOR-BBA	Jul 2020	338,915	(871,050)	(532,135)
4,700,000	EUR	6,167,105	EUR-EURIBOR-Reuters	Fixed 1.820%	Jul 2020	—	397,136	397,136
4,700,000	EUR	6,543,336	Fixed 1.820%	EUR-EURIBOR-Reuters	Jul 2020	(119,729)	(277,407)	(397,136)
6,000,000	USD	6,000,000	Fixed 2.800%	USD-LIBOR-BBA	Jul 2020	—	(283,863)	(283,863)
6,000,000	USD	6,000,000	USD-LIBOR-BBA	Fixed 2.800%	Jul 2020	70,000	213,863	283,863
20,000,000	GBP	33,106,005	Fixed 3.570%	GBP-LIBOR-BBA	Jan 2021	—	(847,126)	(847,126)
20,000,000	GBP	32,658,020	GBP-LIBOR-BBA	Fixed 3.570%	Jan 2021	418,986	439,367	858,353
32,000,000	USD	32,000,000	USD-LIBOR-BBA	Fixed 3.970%	Jan 2021	—	897,942	897,942
32,000,000	USD	32,000,000	Fixed 3.970%	USD-LIBOR-BBA	Jan 2021	(455,590)	(442,352)	(897,942)
14,500,000	GBP	24,352,762	Fixed 3.355%	GBP-LIBOR-BBA	Jun 2021	—	(510,068)	(510,068)
14,500,000	GBP	23,677,064	GBP-LIBOR-BBA	Fixed 3.355%	Jun 2021	192,682	317,386	510,068
24,700,000	USD	24,700,000	USD-LIBOR-BBA	Fixed 3.677%	Jun 2021	—	533,930	533,930
24,700,000	USD	24,700,000	Fixed 3.677%	USD-LIBOR-BBA	Jun 2021	(189,000)	(344,930)	(533,930)
6,000,000	EUR	8,090,997	Fixed 2.271%	6 Month EURIBOR	Mar 2024	—	(1,140,704)	(1,140,704)
6,000,000	EUR	8,216,702	EUR-EURIBOR-Reuters	Fixed 2.270%	Mar 2024	92,515	1,048,189	1,140,704
8,200,000	USD	8,200,000	USD-LIBOR-BBA	Fixed 2.994%	Mar 2024	—	747,060	747,060
8,200,000	USD	8,200,000	Fixed 2.994%	USD-LIBOR-BBA	Mar 2024	40,647	(787,707)	(747,060)
36,300,000	USD	36,300,000	USD-LIBOR-BBA	Fixed 3.803%	Jun 2024	—	1,934,456	1,934,456
7,050,000	USD	7,050,000	Fixed 3.803%	USD-LIBOR-BBA	Jun 2024	(380,146)	4,446	(375,700)
12,500,000	USD	12,500,000	USD-LIBOR-BBA	Fixed 3.250%	Oct 2024	—	345,045	345,045
4,000,000	EUR	5,427,799	EUR-EURIBOR-Reuters	Fixed 2.274%	Nov 2024	—	720,273	720,273
4,000,000	EUR	5,123,200	Fixed 2.274%	EUR-EURIBOR-Reuters	Nov 2024	(613,632)	(106,641)	(720,273)
240,000,000	JPY	2,349,141	Fixed 0.926%	JPY-LIBOR-BBA	Nov 2024	—	(87,035)	(87,035)
240,000,000	JPY	2,262,124	JPY-LIBOR-BBA	Fixed 0.926%	Nov 2024	69,769	17,266	87,035

10

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
3,100,000	USD	3,100,000	Fixed 3.245%	USD-LIBOR-BBA	Nov 2024	—	(343,436)	(343,436)
3,100,000	USD	3,100,000	USD-LIBOR-BBA	Fixed 3.245%	Nov 2024	287,112	56,324	343,436
2,800,000	GBP	4,259,358	Fixed 2.755%	6 Month LIBOR	Jul 2026	—	(377,610)	(377,610)
1,200,000	GBP	2,056,319	GBP-LIBOR-BBA	Fixed 2.755%	Jul 2026	(4,569)	165,983	161,414
8,800,000	EUR	11,546,920	EUR-EURIBOR-Reuters	Fixed 2.918%	Jul 2027	—	1,827,117	1,827,117
8,000,000	EUR	10,818,003	Fixed 2.918%	6 Month EURIBOR	Jul 2027	125,759	(1,786,774)	(1,661,015)
800,000	EUR	1,104,640	Fixed 2.918%	6 Month EURIBOR	Jul 2027	13,753	(179,855)	(166,102)
400,000	EUR	527,020	EUR-EURIBOR-Reuters	Fixed 3.321%	Sep 2027	—	99,663	99,663
400,000	EUR	540,900	Fixed 3.321%	EUR-EURIBOR-Reuters	Sep 2027	(9,466)	(90,197)	(99,663)
1,250,000	GBP	1,901,499	Fixed 3.140%	6 Month LIBOR	Jul 2033	—	(315,190)	(315,190)
4,720,000	EUR	6,382,622	EUR-EURIBOR-Reuters	Fixed 2.924%	Nov 2035	—	1,745,104	1,745,104
4,720,000	EUR	6,126,891	Fixed 2.924%	EUR-EURIBOR-Reuters	Nov 2035	(1,049,265)	(695,839)	(1,745,104)
2,250,000	EUR	3,059,663	EUR-EURIBOR-Reuters	Fixed 2.444%	Jun 2036	—	582,806	582,806
2,250,000	EUR	2,913,636	Fixed 2.444%	EUR-EURIBOR-Reuters	Jun 2036	(205,897)	(376,909)	(582,806)
1,750,000	GBP	2,662,099	Fixed 3.301%	6 Month LIBOR	Jul 2043	—	(672,144)	(672,144)
3,500,000	EUR	4,592,525	Fixed 2.460%	EUR-EURIBOR-Reuters	Jul 2043	—	(1,298,377)	(1,298,377)
3,500,000	EUR	4,082,730	EUR-EURIBOR-Reuters	Fixed 2.460%	Jul 2043	1,187,122	111,085	1,298,207
280,000	EUR	368,914	Fixed 2.785%	EUR-EURIBOR-Reuters	Sep 2043	—	(129,261)	(129,261)
280,000	EUR	316,260	EUR-EURIBOR-Reuters	Fixed 2.785%	Sep 2043	131,884	(2,623)	129,261
330,000	GBP	550,605	Fixed 3.300%	GBP-LIBOR-BBA	Feb 2044	—	(127,288)	(127,288)
50,000	EUR	68,793	Fixed 2.576%	EUR-EURIBOR-Reuters	Feb 2044	—	(21,016)	(21,016)
50,000	EUR	56,475	EUR-EURIBOR-Reuters	Fixed 2.576%	Feb 2044	20,653	363	21,016
9,900,000	GBP	16,682,985	Fixed 3.438%	GBP-LIBOR-BBA	May 2044	—	(1,046,579)	(1,046,579)
9,900,000	GBP	15,743,371	GBP-LIBOR-BBA	Fixed 3.438%	May 2044	514,579	532,000	1,046,579
3,400,000	GBP	5,694,999	Fixed 3.486%	GBP-LIBOR-BBA	Jun 2044	—	(375,041)	(375,041)
3,400,000	GBP	5,329,672	GBP-LIBOR-BBA	Fixed 3.486%	Jun 2044	198,284	176,757	375,041
10,300,000	USD	10,300,000	Fixed 3.873%	USD-LIBOR-BBA	Jun 2044	—	(1,079,540)	(1,079,540)
5,020,000	USD	5,020,000	USD-LIBOR-BBA	Fixed 3.873%	Jun 2044	490,810	35,335	526,145
14,900,000	USD	14,900,000	Fixed 3.538%	USD-LIBOR-BBA	Sep 2044	—	(721,132)	(721,132)
6,890,000	USD	6,890,000	USD-LIBOR-BBA	Fixed 3.538%	Sep 2044	450,000	(116,537)	333,463
3,110,000	USD	3,110,000	Fixed 3.466%	USD-LIBOR-BBA	Oct 2044	—	(209,215)	(209,215)
5,140,000	USD	5,140,000	Fixed 3.370%	USD-LIBOR-BBA	Nov 2044	—	(199,038)	(199,038)
1,560,000	EUR	1,807,807	EUR-EURIBOR-Reuters	Fixed 1.682%	Jan 2045	—	40,518	40,518
2,630,000	EUR	2,978,476	EUR-EURIBOR-Reuters	Fixed 1.576%	Feb 2045	—	16,032	16,032
2,500,000	GBP	3,802,999	Fixed 3.561%	GBP-LIBOR-BBA	Jul 2045	—	(1,184,108)	(1,184,108)
2,500,000	GBP	3,877,749	GBP-LIBOR-BBA	Fixed 3.561%	Jul 2045	(77,555)	1,261,663	1,184,108
3,800,000	EUR	4,986,170	Fixed 2.800%	EUR-EURIBOR-Reuters	Jul 2047	—	(1,599,104)	(1,599,104)
3,800,000	EUR	5,138,552	EUR-EURIBOR-Reuters	Fixed 2.800%	Jul 2047	(232,587)	1,831,691	1,599,104
330,000	EUR	434,792	Fixed 3.115%	EUR-EURIBOR-Reuters	Sep 2047	—	(167,843)	(167,843)
330,000	EUR	455,664	EUR-EURIBOR-Reuters	Fixed 3.115%	Sep 2047	7,650	160,193	167,843
3,030,000	EUR	4,097,319	Fixed 2.908%	EUR-EURIBOR-Reuters	Nov 2055	—	(1,811,950)	(1,811,950)
3,030,000	EUR	3,938,427	EUR-EURIBOR-Reuters	Fixed 2.908%	Nov 2055	952,420	859,530	1,811,950
1,200,000	EUR	1,631,821	Fixed 2.435%	EUR-EURIBOR-Reuters	Jun 2056	—	(496,515)	(496,515)
1,200,000	EUR	1,553,939	EUR-EURIBOR-Reuters	Fixed 2.435%	Jun 2056	121,725	374,790	496,515
		1,849,939,499				$1,015,404	($1,447,522)	($432,118)

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even. During the period ended February 28, 2015, the fund used inflation swaps to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. The following table summarizes the inflation swap contracts held as of February 28, 2015.

11

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
HSBC Bank USA, N.A.	1,190,000	GBP	$1,803,683	Fixed 3.265%	UK-RPI	Jan 2045	$54,140	$54,140
Merrill Lynch International	5,493,889	EUR	6,221,831	FRC-EXT-CPI	Fixed 0.649%	Feb 2019	(12,946)	(12,946)
Merrill Lynch International	5,493,889	EUR	6,221,831	Fixed 0.120%	FRC-EXT-CPI	Feb 2017	29,223	29,223
Merrill Lynch International	16,406,111	EUR	18,524,959	FRC-EXT-CPI	Fixed 0.733%	Jan 2019	27,088	27,088
Merrill Lynch International	16,406,111	EUR	18,524,959	Fixed 0.191%	FRC-EXT-CPI	Jan 2017	59,082	59,082
Morgan Stanley	11,300,000	GBP	17,746,647	Fixed 2.930%	UK-RPI	Nov 2019	(337,821)	(337,821)
Morgan Stanley	11,300,000	GBP	17,746,647	UK-RPI	Fixed 3.171%	Nov 2024	598,772	598,772
Morgan Stanley	22,000,000	USD	22,000,000	Fixed 2.192%	USA-CPI-U	Nov 2024	(555,950)	(555,950)
Morgan Stanley	22,000,000	USD	22,000,000	USA-CPI-U	Fixed 1.853%	Nov 2019	299,337	299,337
			130,790,557				$160,925	$160,925

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended February 28, 2015, the fund used CDS as a Buyer of protection to manage credit exposure. The following table summarizes the credit default swap contracts the fund held as of February 28, 2015 as a Buyer of protection.

	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange cleared swaps
	CDX Investment Grade 21 5Y	11,230,000	USD	$11,230,000	(1.000%	)	Dec 2018	($116,149)	($132,085)	($248,234)
	CDX Investment Grade 22 5Y	10,400,000	USD	10,400,000	(1.000%	)	Jun 2019	(122,354)	(100,044)	(222,398)
	CDX Investment Grade 22 5Y	10,700,000	USD	10,700,000	(1.000%	)	Jun 2019	(149,405)	(79,409)	(228,814)
	CDX Investment Grade 23 5Y	21,100,000	USD	21,100,000	(1.000%	)	Dec 2019	(326,197)	(91,146)	(417,343)
	CDX North America High Yield 23 5Y	5,385,600	USD	5,385,600	(5.000%	)	Dec 2019	(294,672)	(166,683)	(461,355)
	iTraxx Europe Main Series 21 5Y	7,675,000	EUR	9,704,650	(1.000%	)	Jun 2019	(173,402)	(56,365)	(229,767)
	iTraxx Europe Main Series 22 5Y	7,675,000	EUR	8,719,183	(1.000%	)	Dec 2019	(182,306)	(40,239)	(222,545)
				77,239,433				($1,364,485)	($665,971)	($2,030,456)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended February 28, 2015 to to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of February 28, 2015 where the fund acted as a Seller of protection.

	Reference obligation	Implied credit spread and/or credit rating at 2-28-2015	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange cleared
	CDX Investment Grade 21 5Y	0.46%	11,230,000	USD	$11,230,000	1.000%	Dec 2018	$150,738	$97,496	$248,234
	CDX Investment Grade 22 5Y	0.53%	21,100,000	USD	21,100,000	1.000%	Jun 2019	368,227	82,984	451,211
	CDX Investment Grade 23 5Y	0.61%	10,700,000	USD	10,700,000	1.000%	Dec 2019	152,001	59,637	211,638
	CDX North America High Yield 23 5Y	3.21%	10,731,600	USD	10,731,600	5.000%	Dec 2019	699,792	219,527	919,319
	iTraxx Europe Main Series 21 5Y	0.42%	7,675,000	EUR	10,604,168	1.000%	Jun 2019	131,439	98,327	229,766
	iTraxx Europe Main Series 22 5Y	0.50%	7,675,000	EUR	9,704,650	1.000%	Dec 2019	154,893	67,652	222,545
					74,070,418			$1,657,090	$625,623	$2,282,713

For additional information on the fund's significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q3	02/15
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		4/15

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsInvestment Grade Bond Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 45.6%					$141,363,751
(Cost $137,632,751)
U.S. Government 18.3%					56,732,258
Treasury Inflation Protected Securities
Inflation Indexed Bond	0.250		01-15-25	3,078,856	3,100,987
Inflation Indexed Note	0.125		04-15-18	2,641,600	2,690,924
U.S. Treasury
Bond	3.000		11-15-44	13,580,000	14,728,990
Bond	3.125		11-15-41	2,800,000	3,101,437
Bond	3.125		02-15-42	6,970,000	7,711,650
Note	0.875		07-15-17	4,290,000	4,297,709
Note	1.000		09-15-17	5,715,000	5,734,197
Note	1.250		01-31-20	236,000	233,179
Note	1.375		09-30-18	2,780,000	2,794,767
Note	1.625		04-30-19	1,845,000	1,864,315
Note	1.750		09-30-19	2,300,000	2,329,468
Note	2.000		02-15-25	8,144,000	8,144,635
U.S. Government Agency 27.3%					84,631,493
Federal Farm Credit Bank
Note	1.740		03-11-20	1,470,000	1,453,470
Note	2.350		03-14-22	525,000	517,625
Note	2.500		06-20-22	360,000	360,043
Federal Home Loan Bank
Bond	2.900		09-05-25	166,667	164,428
Bond	3.170		10-04-27	170,000	169,454
Bond	3.250		06-21-27	227,273	227,309
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500		02-01-26	146,373	155,566
30 Yr Pass Thru (P)	2.558		06-01-44	415,783	429,073
30 Yr Pass Thru (P)	2.678		05-01-44	400,182	414,134
30 Yr Pass Thru	3.000		03-01-43	832,410	855,432
30 Yr Pass Thru	3.000		04-01-43	1,156,324	1,185,051
30 Yr Pass Thru (P)	3.014		03-01-44	150,669	156,719
30 Yr Pass Thru	3.500		04-01-44	1,265,892	1,334,823
30 Yr Pass Thru	4.000		11-01-43	485,440	524,389
30 Yr Pass Thru	4.000		02-01-44	272,115	293,607
30 Yr Pass Thru	4.500		02-01-41	1,699,566	1,851,495
30 Yr Pass Thru	5.000		03-01-41	1,139,104	1,270,777
30 Yr Pass Thru	5.000		04-01-41	507,130	562,661
30 Yr Pass Thru	5.500		07-01-37	30,404	34,211
30 Yr Pass Thru	5.500		06-01-38	1,401,345	1,569,327
30 Yr Pass Thru	6.500		04-01-39	442,200	503,683
30 Yr Pass Thru	6.500		09-01-39	242,046	275,665
Federal National Mortgage Association
15 Yr Pass Thru	1.570		01-09-20	5,225,000	5,164,066
15 Yr Pass Thru	2.500		03-27-23	1,180,000	1,158,968
15 Yr Pass Thru	3.000		07-01-27	628,579	659,296
15 Yr Pass Thru	3.000		10-29-27	585,000	564,747
15 Yr Pass Thru	3.500		02-01-26	137,056	145,578
15 Yr Pass Thru	3.500		03-01-26	872,020	926,242
15 Yr Pass Thru	3.500		07-01-26	1,780,424	1,895,026
15 Yr Pass Thru	4.000		12-01-24	1,180,775	1,267,765

2SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (P)	2.525		06-01-44	749,997	$774,108
30 Yr Pass Thru (P)	2.550		04-01-44	702,533	726,025
30 Yr Pass Thru (P)	2.908		03-01-44	145,899	151,644
30 Yr Pass Thru (P)	2.925		01-01-44	308,561	320,687
30 Yr Pass Thru	3.000		12-01-42	2,184,481	2,239,264
30 Yr Pass Thru	3.400		09-27-32	580,000	578,265
30 Yr Pass Thru	3.500		01-01-42	2,832,538	2,974,386
30 Yr Pass Thru	3.500		06-01-42	3,913,190	4,128,110
30 Yr Pass Thru	3.500		01-01-43	5,267,546	5,534,317
30 Yr Pass Thru	3.500		04-01-43	811,562	855,500
30 Yr Pass Thru	3.500		07-01-43	632,817	667,474
30 Yr Pass Thru	4.000		01-01-41	1,134,235	1,219,613
30 Yr Pass Thru	4.000		09-01-41	5,201,983	5,643,948
30 Yr Pass Thru	4.000		10-01-41	79,422	85,735
30 Yr Pass Thru	4.000		01-01-42	2,014,616	2,166,372
30 Yr Pass Thru	4.000		09-01-43	3,329,342	3,618,449
30 Yr Pass Thru	4.000		01-01-44	761,319	826,478
30 Yr Pass Thru	4.500		08-01-40	4,814,281	5,248,898
30 Yr Pass Thru	4.500		12-01-40	834,362	910,480
30 Yr Pass Thru	4.500		05-01-41	2,564,746	2,800,656
30 Yr Pass Thru	4.500		06-01-41	1,830,786	2,005,531
30 Yr Pass Thru	4.500		07-01-41	944,777	1,034,954
30 Yr Pass Thru	4.500		11-01-41	331,266	361,487
30 Yr Pass Thru	4.500		05-01-42	2,324,727	2,545,891
30 Yr Pass Thru	5.000		04-01-35	192,809	215,103
30 Yr Pass Thru	5.000		09-01-40	1,656,427	1,842,010
30 Yr Pass Thru	5.000		02-01-41	907,277	1,015,164
30 Yr Pass Thru	5.000		03-01-41	2,061,149	2,309,468
30 Yr Pass Thru	5.000		04-01-41	342,773	386,908
30 Yr Pass Thru	5.000		05-01-41	1,892,099	2,106,748
30 Yr Pass Thru	5.500		09-01-34	677,623	766,111
30 Yr Pass Thru	5.500		02-01-36	225,343	254,276
30 Yr Pass Thru	5.500		06-01-38	866,006	977,200
30 Yr Pass Thru	6.000		06-01-40	153,557	174,034
30 Yr Pass Thru	6.500		09-01-37	97,977	112,074
30 Yr Pass Thru	6.500		01-01-39	651,388	747,614
30 Yr Pass Thru	6.500		06-01-39	188,233	215,881
Corporate bonds 31.8%					$98,749,143
(Cost $96,398,157)
Consumer discretionary 3.3%					10,341,966
Auto components 0.5%
BorgWarner, Inc.	4.625		09-15-20	276,000	303,881
Delphi Corp.	5.000		02-15-23	1,120,000	1,205,400
Automobiles 1.2%
Ford Motor Company	4.750		01-15-43	145,000	159,797
Ford Motor Credit Company LLC	5.875		08-02-21	1,846,000	2,180,167
Ford Motor Credit Company LLC	8.000		12-15-16	345,000	383,616
General Motors Company	4.875		10-02-23	350,000	381,348
General Motors Financial Company, Inc.	4.375		09-25-21	300,000	318,750
Nissan Motor Acceptance Corp. (S)	1.950		09-12-17	395,000	400,299
Hotels, restaurants and leisure 0.2%
Brinker International, Inc.	2.600		05-15-18	290,000	290,743

SEE NOTES TO FUND'S INVESTMENTS3

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	280,000	$308,000
Internet and catalog retail 0.5%
Amazon.com, Inc.	4.950		12-05-44	555,000	596,799
QVC, Inc.	4.375		03-15-23	420,000	426,001
QVC, Inc.	5.125		07-02-22	210,000	222,629
QVC, Inc.	5.450		08-15-34	305,000	302,469
Media 0.6%
21st Century Fox America, Inc.	6.150		03-01-37	130,000	167,488
21st Century Fox America, Inc.	6.400		12-15-35	125,000	165,999
Sirius XM Radio, Inc. (S)	5.250		08-15-22	1,067,000	1,136,355
Time Warner Cable, Inc.	8.250		04-01-19	290,000	354,176
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36	359,000	388,409
Specialty retail 0.2%
AutoNation, Inc.	5.500		02-01-20	596,000	649,640
Consumer staples 0.8%					2,556,188
Beverages 0.5%
Beam, Inc.	1.750		06-15-18	890,000	887,941
Pernod-Ricard SA (S)	5.750		04-07-21	710,000	826,403
Food products 0.3%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	455,000	556,348
Tyson Foods, Inc.	3.950		08-15-24	270,000	285,496
Energy 3.5%					10,922,805
Energy equipment and services 0.4%
CenterPoint Energy Resources Corp.	6.125		11-01-17	266,000	296,764
Rowan Companies, Inc.	4.875		06-01-22	285,000	275,294
SESI LLC	7.125		12-15-21	645,000	646,613
Oil, gas and consumable fuels 3.1%
Anadarko Petroleum Corp.	8.700		03-15-19	425,000	518,975
Boardwalk Pipelines LP	5.500		02-01-17	170,000	177,928
CNOOC Finance 2013, Ltd.	3.000		05-09-23	345,000	336,676
Continental Resources, Inc.	5.000		09-15-22	820,000	811,800
DCP Midstream LLC (S)	9.750		03-15-19	375,000	415,458
DCP Midstream Operating LP	2.500		12-01-17	340,000	330,251
DCP Midstream Operating LP	3.875		03-15-23	185,000	167,720
Ecopetrol SA	5.875		09-18-23	150,000	161,775
Energy Transfer Partners LP	5.200		02-01-22	220,000	242,195
Energy Transfer Partners LP	9.700		03-15-19	340,000	425,577
Enterprise Products Operating LLC	6.500		01-31-19	930,000	1,071,579
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	375,000	397,160
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22	361,000	380,855
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	123,000	131,303
Kerr-McGee Corp.	6.950		07-01-24	335,000	419,607
Kinder Morgan Energy Partners LP	7.750		03-15-32	115,000	146,122
Kinder Morgan, Inc.	4.300		06-01-25	365,000	381,312
Lukoil International Finance BV (S)	3.416		04-24-18	590,000	525,678
MPLX LP	4.000		02-15-25	130,000	131,892
Northwest Pipeline LLC	6.050		06-15-18	570,000	639,158

4SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ONEOK Partners LP	3.200		09-15-18	305,000	$309,471
Petroleos Mexicanos (S)	4.250		01-15-25	115,000	115,805
Petroleos Mexicanos	4.875		01-24-22	250,000	265,625
Plains All American Pipeline LP	3.600		11-01-24	350,000	359,162
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3 month LIBOR + 2.210%)	6.350		05-15-67	80,000	77,000
Williams Partners LP	4.875		03-15-24	740,000	764,050
Financials 15.7%					48,622,282
Banks 7.2%
Bank of America Corp.	3.300		01-11-23	310,000	314,304
Bank of America Corp.	4.200		08-26-24	265,000	274,456
Bank of America Corp.	4.250		10-22-26	305,000	312,051
Bank of America Corp.	5.000		05-13-21	560,000	628,788
Bank of America Corp.	6.875		04-25-18	510,000	584,440
Barclays Bank PLC (S)	6.050		12-04-17	680,000	749,909
Barclays Bank PLC (S)	10.179		06-12-21	450,000	618,967
BNP Paribas SA	2.375		09-14-17	945,000	963,148
BPCE SA	1.625		02-10-17	760,000	764,262
BPCE SA (S)	4.500		03-15-25	410,000	419,335
BPCE SA (S)	5.700		10-22-23	500,000	554,874
Citigroup, Inc.	4.500		01-14-22	580,000	638,698
Credit Agricole SA (8.125% to 09-19-2018, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	410,000	467,913
Fifth Third Bank	2.375		04-25-19	680,000	688,480
HBOS PLC (S)	6.000		11-01-33	160,000	187,413
HBOS PLC (S)	6.750		05-21-18	765,000	856,398
ICICI Bank, Ltd. (S)	4.700		02-21-18	320,000	340,662
ICICI Bank, Ltd. (S)	5.750		11-16-20	305,000	347,207
ING Bank NV (S)	5.800		09-25-23	515,000	591,298
JPMorgan Chase & Co.	4.625		05-10-21	925,000	1,027,896
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	850,000	917,728
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	430,000	464,131
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	520,000	541,450
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	345,000	367,375
MUFG Union Bank NA	2.625		09-26-18	765,000	785,022
Rabobank Nederland NV	3.875		02-08-22	1,000,000	1,079,083
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	904,000	1,169,832
Santander Holdings USA, Inc.	3.450		08-27-18	285,000	296,944
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	480,000	484,958
SunTrust Banks, Inc.	3.500		01-20-17	245,000	255,212
SunTrust Banks, Inc.	7.250		03-15-18	280,000	322,641
Swedbank AB (S)	2.125		09-29-17	370,000	374,713
Swedbank AB (S)	2.200		03-04-20	625,000	624,152
The PNC Financial Services Group, Inc. (P)(Q)	4.481		04-27-15	195,000	195,488
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	370,000	359,825
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	485,000	536,895
Wells Fargo & Company (5.875% to 06-15-2025, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	340,000	357,850
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	660,000	687,839
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	785,000	857,613

SEE NOTES TO FUND'S INVESTMENTS5

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo Bank NA	5.850		02-01-37	300,000	$388,781
Capital markets 2.5%
Ares Capital Corp.	3.875		01-15-20	450,000	451,948
FS Investment Corp.	4.000		07-15-19	410,000	408,569
Jefferies Group LLC	6.875		04-15-21	715,000	809,130
Jefferies Group LLC	8.500		07-15-19	205,000	244,829
Morgan Stanley	4.100		05-22-23	750,000	774,866
Morgan Stanley	4.300		01-27-45	250,000	256,823
Morgan Stanley	5.500		01-26-20	395,000	449,008
Morgan Stanley	5.550		04-27-17	300,000	324,863
Morgan Stanley	7.300		05-13-19	905,000	1,080,867
Stifel Financial Corp.	4.250		07-18-24	345,000	353,325
The Bear Stearns Companies LLC	7.250		02-01-18	435,000	502,105
The Goldman Sachs Group, Inc.	5.250		07-27-21	1,295,000	1,470,031
The Goldman Sachs Group, Inc.	5.750		01-24-22	170,000	198,790
The Goldman Sachs Group, Inc.	6.250		09-01-17	480,000	533,599
Consumer finance 0.8%
American Express Company	3.625		12-05-24	310,000	316,878
Capital One Bank USA NA	1.300		06-05-17	260,000	258,187
Capital One Bank USA NA	2.300		06-05-19	155,000	155,164
Capital One Financial Corp.	2.450		04-24-19	250,000	252,673
Discover Bank	8.700		11-18-19	417,000	512,432
Discover Financial Services	3.950		11-06-24	395,000	402,677
Discover Financial Services	5.200		04-27-22	450,000	497,590
Diversified financial services 1.3%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-23	356,081	372,995
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-19	213,657	222,203
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-22	384,597	407,283
General Electric Capital Corp. (P)	0.737		08-15-36	360,000	312,370
General Electric Capital Corp.	4.375		09-16-20	320,000	355,401
General Electric Capital Corp.	5.550		05-04-20	605,000	707,221
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22	550,000	647,625
Leucadia National Corp.	5.500		10-18-23	560,000	577,441
USB Realty Corp. (P)(Q)(S)	1.400		01-15-17	300,000	262,500
Insurance 1.8%
American International Group, Inc.	4.125		02-15-24	410,000	446,825
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-58	37,000	51,245
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	555,000	597,183
AXA SA	8.600		12-15-30	280,000	388,611
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	185,000	205,998
CNA Financial Corp.	7.250		11-15-23	500,000	620,293
MetLife, Inc.	6.400		12-15-36	270,000	315,900
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)	5.000		10-18-42	255,000	271,575
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	390,000	415,350
Pacific LifeCorp. (S)	6.000		02-10-20	210,000	237,522
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	90,000	91,332
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	605,000	651,948
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	545,000	761,856

6SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc.	5.375		03-15-17	435,000	$469,434
Real estate investment trusts 2.1%
American Tower Corp.	3.400		02-15-19	185,000	189,446
American Tower Corp.	4.700		03-15-22	320,000	341,913
ARC Properties Operating Partnership LP	2.000		02-06-17	545,000	530,846
ARC Properties Operating Partnership LP	4.600		02-06-24	485,000	474,942
Crown Castle Towers LLC (S)	4.883		08-15-20	610,000	666,088
Crown Castle Towers LLC (S)	6.113		01-15-20	580,000	666,776
Education Realty Operating Partnership LP	4.600		12-01-24	260,000	271,188
Goodman Funding Pty, Ltd. (S)	6.375		04-15-21	510,000	592,090
Health Care REIT, Inc.	4.125		04-01-19	340,000	364,148
Health Care REIT, Inc.	4.950		01-15-21	155,000	172,077
Highwoods Realty LP	5.850		03-15-17	570,000	616,218
Host Hotels & Resorts LP	5.875		06-15-19	371,000	386,274
Omega Healthcare Investors, Inc. (S)	4.500		01-15-25	240,000	244,844
Omega Healthcare Investors, Inc.	4.950		04-01-24	270,000	283,500
Ventas Realty LP	3.750		05-01-24	280,000	287,398
Ventas Realty LP	4.750		06-01-21	450,000	492,038
Health care 1.1%					3,430,752
Health care equipment and supplies 0.2%
Medtronic, Inc. (S)	4.625		03-15-45	445,000	503,514
Health care providers and services 0.6%
Aetna, Inc.	1.500		11-15-17	831,000	834,046
Express Scripts Holding Company	2.650		02-15-17	355,000	364,484
Medco Health Solutions, Inc.	7.125		03-15-18	290,000	335,088
Quest Diagnostics, Inc.	4.250		04-01-24	345,000	367,225
Pharmaceuticals 0.3%
Mylan, Inc.	1.350		11-29-16	530,000	529,212
Mylan, Inc. (S)	7.875		07-15-20	470,000	497,183
Industrials 3.6%					11,214,023
Aerospace and defense 0.6%
Embraer Overseas, Ltd. (S)	5.696		09-16-23	380,000	406,600
Lockheed Martin Corp.	2.900		03-01-25	618,000	622,762
Textron, Inc.	3.875		03-01-25	190,000	195,858
Textron, Inc.	5.600		12-01-17	340,000	371,125
Textron, Inc.	7.250		10-01-19	225,000	267,464
Airlines 1.8%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		01-31-18	635,864	685,144
American Airlines 2013-1 Class A Pass Through Trust	4.000		07-15-25	184,752	193,990
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23	274,752	299,823
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	522,845	565,979
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625		06-20-20	204,298	219,110
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		01-02-18	139,289	145,725
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		09-15-17	55,633	57,335
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		02-02-19	105,169	115,812
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		04-19-22	317,855	351,230
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23	425,946	491,967
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22	447,792	528,394
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		07-02-18	98,960	109,845
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		04-15-19	183,812	199,896

SEE NOTES TO FUND'S INVESTMENTS7

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		11-01-19	214,647	$249,913
UAL 2009-2A Pass Through Trust	9.750		01-15-17	137,715	152,863
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26	455,000	472,063
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23	402,503	458,854
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24	120,732	138,239
Building products 0.1%
Owens Corning	4.200		12-15-22	435,000	456,792
Industrial conglomerates 0.1%
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	200,000	164,000
Odebrecht Finance, Ltd. (Q)(S)	7.500		09-14-15	120,000	96,000
Machinery 0.1%
Trinity Industries, Inc.	4.550		10-01-24	350,000	347,599
Road and rail 0.5%
Penske Truck Leasing Company LP (S)	2.875		07-17-18	345,000	352,262
Penske Truck Leasing Company LP (S)	3.375		02-01-22	660,000	658,029
Ryder System, Inc.	3.500		06-01-17	500,000	522,162
Trading companies and distributors 0.4%
Air Lease Corp.	3.375		01-15-19	410,000	418,200
Air Lease Corp.	3.875		04-01-21	220,000	226,600
Air Lease Corp.	4.750		03-01-20	195,000	210,113
Air Lease Corp.	5.625		04-01-17	145,000	155,150
International Lease Finance Corp. (S)	7.125		09-01-18	270,000	307,125
Information technology 0.2%					510,407
IT services 0.2%
Xerox Corp.	3.800		05-15-24	510,000	510,407
Materials 0.9%					2,925,364
Chemicals 0.4%
Braskem Finance, Ltd. (S)	7.000		05-07-20	455,000	473,200
Incitec Pivot Finance LLC (S)	6.000		12-10-19	215,000	241,073
Rockwood Specialties Group, Inc.	4.625		10-15-20	560,000	581,980
Metals and mining 0.5%
Gerdau Trade, Inc. (S)	4.750		04-15-23	200,000	195,040
Glencore Finance Canada, Ltd. (S)	3.600		01-15-17	540,000	557,763
Glencore Finance Canada, Ltd. (S)	4.250		10-25-22	250,000	254,910
Glencore Funding LLC (S)	4.125		05-30-23	415,000	424,767
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	210,000	196,631
Telecommunication services 1.5%					4,489,844
Diversified telecommunication services 1.1%
BellSouth Telecommunications, Inc.	6.300		12-15-15	63,042	64,563
GTP Acquisition Partners I LLC (S)	2.364		05-15-18	460,000	458,221
Qwest Corp.	6.750		12-01-21	595,000	686,630
Telecom Italia Capital SA	6.999		06-04-18	285,000	319,913
Telecom Italia Capital SA	7.200		07-18-36	220,000	247,500
Telefonica Emisiones SAU	6.421		06-20-16	575,000	613,381
Verizon Communications, Inc.	4.400		11-01-34	310,000	317,396
Verizon Communications, Inc. (S)	5.012		08-21-54	254,000	265,349
Verizon Communications, Inc.	6.550		09-15-43	279,000	367,123

8SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services 0.4%
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	225,000	$224,152
SBA Tower Trust (S)	2.933		12-15-17	320,000	323,328
SBA Tower Trust (S)	3.598		04-15-18	310,000	309,042
SBA Tower Trust (S)	5.101		04-17-17	280,000	293,246
Utilities 1.2%					3,735,512
Electric utilities 0.7%
Beaver Valley II Funding Corp.	9.000		06-01-17	71,000	76,680
Commonwealth Edison Company	2.150		01-15-19	245,000	247,389
Electricite de France SA (5.250% to 1-29-23, then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	395,000	418,700
Empresa Electrica Angamos SA (S)	4.875		05-25-29	350,000	348,950
FPL Energy National Wind LLC (S)	5.608		03-10-24	47,594	47,632
NextEra Energy Capital Holdings, Inc.	2.400		09-15-19	290,000	291,825
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650		06-15-67	115,000	114,998
Oncor Electric Delivery Company LLC	5.000		09-30-17	300,000	328,614
PNPP II Funding Corp.	9.120		05-30-16	25,000	25,672
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	260,000	291,200
W3A Funding Corp.	8.090		01-02-17	108,021	108,028
Independent power and renewable electricity producers 0.1%
Constellation Energy Group, Inc.	5.150		12-01-20	265,000	297,090
Multi-utilities 0.4%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%)	6.110		12-01-66	555,000	550,838
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month LIBOR + 2.113%)	6.250		05-15-67	585,000	587,896
Municipal bonds 0.2%					$681,040
(Cost $679,954)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	680,000	681,040
Collateralized mortgage obligations 8.8%					$27,209,406
(Cost $25,922,799)
Commercial and residential 7.1%					22,004,374
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.751		08-25-35	208,068	196,289
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	470,000	537,915
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.009		12-13-29	386,000	385,632
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.756		09-15-26	265,000	265,764
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.871		01-25-35	724,405	708,152
Series 2005-7, Class 11A1 (P)	0.711		08-25-35	563,321	522,741
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750		10-25-34	255,005	260,252
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.673		08-15-29	585,000	585,928
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787		01-13-35	380,000	376,781
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.172		12-15-27	575,000	575,581
Commercial Mortgage Pass Through Certificates

SEE NOTES TO FUND'S INVESTMENTS9

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-CR2, Class XA IO	1.901		08-15-45	2,752,008	$269,146
Series 2012-LC4, Class B (P)	4.934		12-10-44	290,000	323,420
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	510,000	526,633
Series 2013-CR11, Class B (P)	5.163		10-10-46	780,000	888,330
Series 2013-CR13, Class C (P)	4.755		12-10-23	335,000	361,632
Series 2013-CR6, Class XA IO	1.525		03-10-46	4,430,695	285,160
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	410,000	461,708
Series 2014-CR15, Class XA IO	1.346		02-10-47	4,572,576	313,249
Series 2014-CR16, Class C (P)	4.906		04-10-47	435,000	465,018
Series 2014-FL4, Class D (P) (S)	2.621		07-13-31	520,000	520,115
Series 2014-PAT, Class D (P) (S)	2.321		08-13-27	675,000	668,760
Series 2014-TWC, Class D (P) (S)	2.417		02-13-32	465,000	464,500
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.322		04-15-27	365,000	361,770
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.311		12-05-31	435,000	434,432
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX (S)	3.382		12-15-19	760,000	742,372
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.410		08-19-45	1,310,990	73,515
Series 2005-2, Class X IO	2.181		05-19-35	5,285,336	351,729
Series 2005-8, Class 1X IO	2.083		09-19-35	1,268,703	66,522
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.322		07-15-29	490,000	479,953
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	475,000	483,637
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.044		10-25-36	3,745,257	326,483
Series 2005-AR18, Class 2X IO	Zero		10-25-36	4,564,724	182,841
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.677		04-15-47	520,000	547,532
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC,Class XA IO (S)	1.430		07-05-32	2,845,000	263,524
Series 2013-JWRZ, Class D (P) (S)	3.163		04-15-30	385,000	385,055
Series 2014-FBLU, Class C (P) (S)	2.172		12-15-28	780,000	780,736
Series 2014-FBLU, Class D (P) (S)	2.772		12-15-28	560,000	560,928
Series 2014-PHH, Class C (P) (S)	2.272		08-15-27	700,000	704,208
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class C (P)	4.185		02-15-46	297,000	305,912
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.501		05-25-35	350,817	326,185
Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 2005-2, Class M2 (P)	0.621		04-25-35	305,000	277,633
Opteum Mortgage Acceptance Corp. Series 2005-3, Class APT (P)	0.461		07-25-35	415,655	405,038
Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660		12-25-59	220,000	219,961
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.558		03-25-44	525,320	513,701
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.834		10-10-36	325,000	324,518
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	320,000	351,654
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.750		05-10-63	3,778,700	286,962

10SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	477,000	$491,956
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	850,000	835,386
Series 2014-LC18, Class A2	2.954		12-15-47	125,000	129,466
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.207		11-15-45	4,147,133	453,854
Series 2013-C15, Class B (P)	4.482		08-15-46	130,000	142,085
Series 2013-C16, Class B (P)	4.983		09-15-46	205,000	232,120
U.S. Government Agency 1.7%					5,205,032
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	2,319,715	243,640
Series 290, Class IO	3.500		11-15-32	2,610,331	506,669
Series 3830, Class NI IO	4.500		01-15-36	1,884,223	161,516
Series 3833, Class LI IO	1.766		10-15-40	1,730,270	146,612
Series 4030, Class BI IO	5.000		01-15-42	382,755	64,881
Series 4136, Class IH IO	3.500		09-15-27	1,876,683	231,250
Series K017, Class X1 IO	1.430		12-25-21	2,426,701	188,344
Series K018, Class X1 IO	1.440		01-25-22	2,810,613	219,692
Series K021, Class X1 IO	1.501		06-25-22	663,822	58,251
Series K022, Class X1 IO	1.297		07-25-22	6,752,765	504,931
Series K707, Class X1 IO	1.547		12-25-18	1,921,334	98,284
Series K709, Class X1 IO	1.535		03-25-19	2,582,789	139,189
Series K710, Class X1 IO	1.777		05-25-19	1,988,774	127,053
Series K711, Class X1 IO	1.705		07-25-19	7,052,095	437,886
Federal National Mortgage Association
Series 2010-3, Class LI IO	5.000		02-25-25	1,406,160	88,985
Series 2010-68, Class CI IO	5.000		11-25-38	396,673	48,610
Series 2012-118, Class IB IO	3.500		11-25-42	1,082,873	218,064
Series 2012-137, Class QI IO	3.000		12-25-27	2,156,529	268,939
Series 2012-137, Class WI IO	3.500		12-25-32	1,574,421	261,625
Series 402, Class 3 IO	4.000		11-25-39	443,307	71,992
Series 402, Class 4 IO	4.000		10-25-39	358,868	58,067
Series 402, Class 7 IO	4.500		11-25-39	342,367	58,147
Series 407, Class 15 IO	5.000		01-25-40	358,672	72,351
Series 407, Class 21 IO	5.000		01-25-39	167,966	33,056
Series 407, Class 7 IO	5.000		03-25-41	305,926	63,240
Series 407, Class 8 IO	5.000		03-25-41	153,305	30,808
Series 407, Class C6 IO	5.500		01-25-40	744,522	139,390
Series 408, Class C1 IO	4.000		12-25-40	935,588	162,723
Government National Mortgage Association
Series 2012-114, Class IO	0.987		01-16-53	1,542,932	124,575
Series 2013-42, Class IO	3.500		03-20-43	751,948	94,851
Series 2013-42, Class YI IO	3.500		03-20-43	2,295,775	281,411
Asset backed securities 9.2%					$28,609,827
(Cost $28,410,090)
Asset Backed Securities 9.2%					28,609,827
Ally Auto Receivables Trust Series 2014-2, Class A4	1.840		01-15-20	655,000	659,184
Ally Master Owner Trust Series 2012-4, Class A	1.720		07-15-19	265,000	266,111
American Express Credit Account Master Trust Series 2014-4, Class A	1.430		06-15-20	735,000	736,135

SEE NOTES TO FUND'S INVESTMENTS11

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.641		05-25-35	405,000	$382,368
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	970,000	989,965
Argent Securities, Inc. Series 2004-W6, Class M1 (P)	0.996		05-25-34	195,052	189,715
Bank of The West Auto Trust Series 2014-1, Class A4 (S)	1.650		03-16-20	605,000	606,716
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.411		07-25-36	477,944	447,633
Cabela's Credit Card Master Note Trust Series 2013-2A, Class A1 (S)	2.170		08-16-21	275,000	277,840
California Republic Auto Receivables Trust Series 2014-4, Class A4	1.840		06-15-20	330,000	330,876
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7	5.750		07-15-20	305,000	338,462
Series 2014-A5, Class A	1.480		07-15-20	1,290,000	1,295,760
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160		06-17-19	750,000	750,394
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	466,000	465,768
Series 2014-A7, Class A	1.380		11-15-19	835,000	834,614
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760		12-16-19	290,000	291,894
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	485,000	537,139
Series 2014-A8, Class A8	1.730		04-09-20	800,000	804,342
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,085,731	1,113,590
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.641		05-25-36	580,000	560,826
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.589		07-25-35	200,000	192,470
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	940,000	945,327
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	1,125,000	1,124,688
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.861		11-25-35	485,000	473,004
Ford Credit Auto Owner Trust Series 2014-1, Class B (S)	2.410		11-15-25	380,000	384,289
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	670,000	669,674
Series 2014-4, Class A1	1.400		08-15-19	830,000	829,837
Series 2015-1, Class A1	1.420		01-15-20	790,000	786,643
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	185,000	185,159
GSAA Trust Series 2005-10, Class M3 (P)	0.721		06-25-35	605,000	576,028
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	1,065,000	1,064,094
Series 2015-1, Class A4	1.320		11-16-20	565,000	562,984
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	520,000	516,761
John Deere Owner Trust Series 2014-B, Class A4	1.500		06-15-21	490,000	491,029

12SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Merrill Lynch Mortgage Investors, Inc. Series 2005-WMC1, Class M1 (P)	0.921		09-25-35	152,899	$138,402
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-20-31	166,976	165,477
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.846		03-25-35	785,000	744,383
Series 2005-2, Class M2 (P)	0.621		06-25-35	720,000	665,724
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	830,000	827,097
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 (P)	4.934		08-25-35	420,000	422,081
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	456,922	458,669
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	349,477	367,972
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.609		11-25-35	315,000	295,430
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	247,500	248,704
Toyota Auto Receivables Owner Trust Series 2014-C, Class A4	1.440		04-15-20	402,000	402,336
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	445,000	445,789
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500		01-20-25	494,352	502,079
Series 2012-3A, Class B (S)	4.500		03-20-25	285,808	287,594
Series 2013-1A, Class B (S)	3.750		08-20-25	123,962	124,682
Series 2014-1A, Class A (S)	2.150		12-20-26	720,689	713,707
Series 2014-1A, Class B (S)	3.250		12-20-26	480,459	478,057
Series 2015-1A, Class A (S)	2.750		05-20-27	485,000	484,848
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	155,000	155,477
Capital preferred securities 0.7%					$2,098,282
(Cost $1,956,512)
Financials 0.7%					2,098,282
Capital markets 0.2%
State Street Capital Trust IV (P)	1.240		06-15-37	695,000	583,800
Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-37	95,000	121,838
MetLife Capital Trust X (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (S)	9.250		04-08-38	325,000	476,125
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	675,000	709,088
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-37	195,000	207,431
				Shares	Value
Preferred securities 0.4%					$1,195,887
(Cost $1,120,358)
Financials 0.2%					490,822
Banks 0.2%
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)				10,135	288,341
Wells Fargo & Company, Series L, 7.500%				167	202,481

SEE NOTES TO FUND'S INVESTMENTS13

Investment Grade Bond Fund

	Shares	Value
Industrials 0.1%		$302,448
Aerospace and defense 0.1%
United Technologies Corp., 7.500%	4,748	302,448
Utilities 0.1%		402,617
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	7,960	402,617
	Par value	Value
Short-term investments 2.4%		$7,430,000
(Cost $7,430,000)
Repurchase agreement 2.4%		7,430,000
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $6,103,020 on 3-2-15, collateralized by $5,362,500 U.S. Treasury Inflation Indexed Notes, 1.250% due 7-15-20 (valued at $6,225,115, including interest)	6,103,000	6,103,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $1,327,000 on 3-2-15, collateralized by $1,240,000 U.S. Treasury Notes, 3.625% due 8-15-19 (valued at $1,357,800, including interest)	1,327,000	1,327,000
Total investments (Cost $299,550,621)† 99.1%		$307,337,336
Other assets and liabilities, net 0.9%		$2,859,985
Total net assets 100.0%		$310,197,321

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $50,800,785 or 16.4% of the fund's net assets as of 2-28-15.
†	At 2-28-15 the aggregate cost of investment securities for federal income tax purposes was $300,877,370. Net unrealized appreciation aggregated $6,459,966, of which $8,468,213 related to appreciated investment securities and $2,008,247 related to depreciated investment securities.

14SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

15

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q3	02/15
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		4/15

John Hancock

Government Income Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsGovernment Income Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value	Value
U.S. Government and Agency obligations 81.8%					$246,511,926
(Cost $241,466,238)
U.S. Government 17.1%					51,378,372
Treasury Inflation Protected Securities
Inflation Indexed Bond	0.250		01-15-25	2,974,740	2,996,122
Inflation Indexed Note	0.125		04-15-18	2,946,400	3,001,415
U.S. Treasury
Bond	3.000		11-15-44	12,675,000	13,747,419
Bond	3.125		02-15-42	9,410,000	10,411,280
Note	1.375		09-30-18	21,110,000	21,222,136
U.S. Government Agency 64.7%					195,133,554
Federal Farm Credit Bank
Bond	1.740		03-11-20	2,130,000	2,106,048
Bond	2.350		03-14-22	675,000	665,518
Bond	2.500		06-20-22	460,000	460,055
Note	1.990		12-26-19	1,875,000	1,877,211
Federal Home Loan Bank
Bond	2.900		09-05-25	209,524	206,709
Bond	3.170		10-04-27	215,000	214,310
Bond	3.250		06-21-27	290,909	290,955
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.156		05-01-43	5,377,923	5,463,919
30 Yr Pass Thru (P)	2.374		09-01-41	3,817,817	3,954,543
30 Yr Pass Thru (P)	2.601		06-01-44	4,055,726	4,188,869
30 Yr Pass Thru (P)	2.608		07-01-44	9,399,493	9,712,651
30 Yr Pass Thru (P)	2.620		01-01-44	5,772,579	5,976,969
30 Yr Pass Thru	3.000		04-01-43	1,743,380	1,786,693
30 Yr Pass Thru (P)	3.014		03-01-44	798,137	830,187
30 Yr Pass Thru	4.000		11-01-43	2,219,153	2,397,205
30 Yr Pass Thru	5.000		04-01-41	885,086	982,002
30 Yr Pass Thru	5.500		07-01-37	163,131	183,553
30 Yr Pass Thru	5.500		04-01-38	1,462,838	1,638,192
30 Yr Pass Thru	5.500		12-01-38	1,288,339	1,442,172
30 Yr Pass Thru	6.500		04-01-39	395,067	449,677
30 Yr Pass Thru	6.500		09-01-39	420,533	478,943
Note	1.300		11-27-17	5,895,000	5,899,138
Federal National Mortgage Association
15 Yr Pass Thru	3.500		03-01-26	4,451,306	4,728,089
15 Yr Pass Thru	3.500		07-01-26	2,361,550	2,513,558
15 Yr Pass Thru	4.000		02-01-26	7,112,614	7,627,723
30 Yr Pass Thru (P)	2.908		03-01-44	773,708	804,175
30 Yr Pass Thru (P)	2.925		01-01-44	1,412,427	1,467,935
30 Yr Pass Thru	3.000		12-01-42	7,625,975	7,817,220
30 Yr Pass Thru	3.500		01-01-43	3,758,862	3,963,544
30 Yr Pass Thru	4.000		12-01-40	4,004,303	4,335,753
30 Yr Pass Thru	4.000		09-01-41	8,571,237	9,269,844
30 Yr Pass Thru	4.000		10-01-41	3,254,996	3,513,742
30 Yr Pass Thru	4.000		01-01-42	1,537,621	1,660,811
30 Yr Pass Thru	4.000		07-01-42	4,059,161	4,385,003
30 Yr Pass Thru	4.500		08-01-40	4,211,152	4,590,067
30 Yr Pass Thru	4.500		06-01-41	6,636,600	7,270,049
30 Yr Pass Thru	4.500		07-01-41	5,557,514	6,087,966

2SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500		11-01-41	1,327,896	$1,449,038
30 Yr Pass Thru	4.500		01-01-42	6,477,539	7,101,879
30 Yr Pass Thru	4.500		02-01-42	5,306,848	5,794,303
30 Yr Pass Thru	5.000		04-01-35	514,958	574,503
30 Yr Pass Thru	5.000		09-01-40	7,346,953	8,187,998
30 Yr Pass Thru	5.000		10-01-40	2,815,958	3,139,374
30 Yr Pass Thru	5.000		04-01-41	2,876,163	3,235,849
30 Yr Pass Thru	5.000		05-01-41	13,381,946	14,900,057
30 Yr Pass Thru	5.500		09-01-34	1,597,048	1,805,600
30 Yr Pass Thru	5.500		03-01-36	2,363,900	2,667,421
30 Yr Pass Thru	5.500		04-01-36	1,546,744	1,743,893
30 Yr Pass Thru	5.500		08-01-37	1,949,340	2,201,665
30 Yr Pass Thru	5.500		06-01-38	1,295,555	1,461,903
30 Yr Pass Thru	6.000		06-01-40	1,688,582	1,913,752
30 Yr Pass Thru	6.500		06-01-39	599,165	687,171
Note	1.570		01-09-20	5,700,000	5,633,527
Note	1.600		01-30-20	8,250,000	8,103,439
Note	2.500		03-27-23	1,600,000	1,571,482
Note	3.000		10-29-27	950,000	917,111
Note	3.400		09-27-32	805,000	802,591
Corporate bonds 0.5%					$1,347,238
(Cost $1,242,604)
Financials 0.3%					873,706
Crown Castle Towers LLC (S)	6.113		01-15-40	760,000	873,706
Telecommunication services 0.2%					473,532
SBA Tower Trust (S)	3.598		04-15-43	475,000	473,532
Collateralized mortgage obligations 12.9%					$38,914,017
(Cost $36,656,887)
Commercial and residential 4.5%					13,668,041
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.751		08-25-35	275,964	260,342
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.756		09-15-26	380,000	381,096
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	0.731		07-25-35	517,580	465,579
Series 2005-7, Class 11A1 (P)	0.711		08-25-35	795,778	738,452
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750		10-25-34	408,150	416,549
Commercial Mortgage Pass Through Certificates
Series 2012-CR2, Class XA IO	1.901		08-15-45	4,753,469	464,889
Series 2013-CR11, Class B (P)	5.163		10-10-46	940,000	1,070,551
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	595,000	670,039
Series 2014-CR16, Class C (P)	4.906		04-10-47	590,000	630,714
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.410		08-19-45	3,777,065	211,804
Series 2005-2, Class X IO	2.181		05-19-35	12,329,353	820,494
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	415,000	422,546
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.044		10-25-36	11,843,715	1,032,444
Series 2005-AR18, Class 2X IO	1.686		10-25-36	10,741,126	430,238
JPMorgan Chase Commercial Mortgage Securities Trust

SEE NOTES TO FUND'S INVESTMENTS3

Government Income Fund

	Rate (%	)	Maturity date	Par value	Value
Commercial and residential (continued)
Series 2012-HSBC, Class XA IO (S)	1.430		07-05-32	5,077,500	$470,314
Series 2014-FBLU, Class C (P) (S)	2.172		12-15-28	1,120,000	1,121,057
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.271		11-25-34	555,000	537,320
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.753		08-25-34	685,866	677,995
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.501		05-25-35	539,868	501,963
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	555,000	609,901
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	690,000	711,635
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,040,000	1,022,119
U.S. Government Agency 8.4%					25,245,976
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	3,601,782	378,295
Series 290, Class IO	3.500		11-15-32	4,210,763	817,316
Series 3699, Class MI IO	4.500		01-15-38	999,592	62,061
Series 3747, Class HI IO	4.500		07-15-37	2,863,611	208,227
Series 3830, Class NI IO	4.500		01-15-36	3,393,615	290,902
Series 3833, Class LI IO	1.766		10-15-40	4,142,690	351,024
Series 4030, Class BI IO	5.000		01-15-42	680,053	115,276
Series 4077, Class IK IO	5.000		07-15-42	1,013,797	220,031
Series 4136, Class IH IO	3.500		09-15-27	2,885,050	355,503
Series K017, Class X1 IO	1.430		12-25-21	3,787,197	293,936
Series K018, Class X1 IO	1.000		01-25-22	3,844,068	300,472
Series K022, Class X1 IO	1.297		07-25-22	8,096,452	605,404
Series K026, Class X1 IO	1.000		11-25-22	4,649,177	302,210
Series K038, Class X1 IO	1.200		03-25-24	7,342,242	632,725
Series K706, Class X1 IO	1.576		10-25-18	9,557,597	484,714
Series K707, Class X1 IO	1.547		12-25-18	3,291,626	168,380
Series K709, Class X1 IO	1.535		03-25-19	4,640,265	250,069
Series K710, Class X1 IO	1.777		05-25-19	3,536,687	225,941
Series K711, Class X1 IO	1.705		07-25-19	11,149,402	692,300
Federal National Mortgage Association
Series 1993-225, Class TK	6.500		12-25-23	1,027,930	1,114,266
Series 2010-25, Class NI IO	5.000		03-25-25	1,500,256	109,364
Series 2010-3, Class LI IO	5.000		02-25-25	3,838,842	242,930
Series 2010-68, Class CI IO	5.000		11-25-38	937,946	114,941
Series 2012-118, Class IB IO	3.500		11-25-42	1,766,113	355,652
Series 2012-137, Class QI IO	3.000		12-25-27	3,295,672	411,000
Series 2012-137, Class WI IO	3.500		12-25-32	2,496,766	414,893
Series 2012-21, Class IQ IO	4.500		09-25-41	1,635,254	304,569
Series 2013-130, Class AG	4.000		10-25-43	7,265,568	7,766,100
Series 2014-28, Class BD	3.500		08-25-43	4,737,361	4,988,384
Series 402, Class 3 IO	4.000		11-25-39	653,613	106,146
Series 402, Class 4 IO	4.000		10-25-39	1,013,653	164,014
Series 402, Class 7 IO	4.500		11-25-39	891,377	151,390
Series 407, Class 15 IO	5.000		01-25-40	794,844	160,334
Series 407, Class 21 IO	5.000		01-25-39	376,317	74,059
Series 407, Class 7 IO	5.000		03-25-41	733,744	151,676
Series 407, Class 8 IO	5.000		03-25-41	366,373	73,625

4SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value	Value
U.S. Government Agency (continued)
Series 407, Class C6 IO	5.500		01-25-40	1,278,385	$239,340
Series 408, Class C1 IO	4.000		12-25-40	946,281	164,583
Government National Mortgage Association
Series 2012-114, Class IO	0.987		01-16-53	2,571,554	207,625
Series 2013-42, Class IA IO	3.500		03-20-43	1,780,347	224,863
Series 2013-42, Class IO	3.500		03-20-43	1,156,842	145,924
Series 2013-42, Class YI IO	3.500		03-20-43	3,521,420	431,648
Series 2013-6, Class AI IO	3.500		08-20-39	2,654,223	373,864
Asset backed securities 2.2%					$6,739,059
(Cost $6,461,070)
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.641		05-25-35	645,000	608,956
Asset Backed Funding Certificates Series 2005-HE1, Class M1 (P)	0.801		03-25-35	489,412	468,056
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.411		07-25-36	805,092	754,033
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265		06-25-37	276,130	284,902
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.641		05-25-36	790,000	763,884
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.589		07-25-35	270,000	259,834
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.861		11-25-35	805,000	785,089
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	0.846		03-25-35	887,000	841,105
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.321		09-25-36	813,531	750,712
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.609		11-25-35	425,000	398,596
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.670		02-25-35	489,205	471,184
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	351,000	352,708
				Par value	Value
Short-term investments 2.1%					$6,423,000
(Cost $6,423,000)
Repurchase agreement 2.1%					6,423,000
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $5,263,018 on 3-2-15, collateralized by $4,337,600 U.S. Treasury Inflation Indexed Notes, 2.375% due 1-15-17 (valued at $5,368,348, including interest)				5,263,000	5,263,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $1,160,000 on 3-2-15, collateralized by $1,085,000 U.S. Treasury Notes, 3.625% due 8-15-19 (valued at $1,188,075, including interest)				1,160,000	1,160,000
Total investments (Cost $292,249,799)† 99.5%					$299,935,240
Other assets and liabilities, net 0.5%					$1,540,619
Total net assets 100.0%					$301,475,859

SEE NOTES TO FUND'S INVESTMENTS5

Government Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $293,025,030. Net unrealized appreciation aggregated $6,910,210, of which $8,973,166 related to appreciated investment securities and $2,062,956 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q3	02/15
This report is for the information of the shareholders of John Hancock Government Income Fund.		4/15

John Hancock

Focused High Yield Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsFocused High Yield Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 82.5%					$681,324,214
(Cost $691,204,391)
Consumer discretionary 14.3%					117,945,190
Auto components 2.1%
Allison Transmission, Inc. (S)	7.125		05-15-19	1,875,000	1,957,031
Dana Holding Corp.	6.000		09-15-23	5,805,000	6,167,813
Lear Corp.	5.250		01-15-25	5,275,000	5,367,313
The Goodyear Tire & Rubber Company	7.000		05-15-22	3,385,000	3,740,425
Automobiles 1.0%
FCA US LLC	8.000		06-15-19	2,980,000	3,148,132
General Motors Company	4.000		04-01-25	2,000,000	2,051,908
Jaguar Land Rover Automotive PLC (S)	8.125		05-15-21	2,500,000	2,765,625
Hotels, restaurants and leisure 1.5%
Cleopatra Finance, Ltd. (S)	6.500		02-15-25	4,950,000	4,919,063
GLP Capital LP	4.875		11-01-20	4,000,000	4,180,000
Mohegan Tribal Gaming Authority	9.750		09-01-21	2,630,000	2,807,525
Waterford Gaming LLC (H)(S)	8.625		09-15-49	1,976,301	119,065
Media 6.5%
Altice Financing SA (S)	6.500		01-15-22	2,340,000	2,421,900
Altice Financing SA (S)	6.625		02-15-23	2,265,000	2,358,431
Altice Finco SA (S)	7.625		02-15-25	1,500,000	1,557,015
Altice SA (S)	7.750		05-15-22	4,235,000	4,372,638
AMC Entertainment, Inc.	5.875		02-15-22	4,345,000	4,507,938
CCO Holdings LLC	7.375		06-01-20	1,600,000	1,716,000
CCOH Safari LLC	5.750		12-01-24	5,800,000	6,003,000
Cequel Communications Holdings I LLC (S)	6.375		09-15-20	1,750,000	1,855,000
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	4,250,000	4,483,750
DISH DBS Corp.	5.875		11-15-24	1,600,000	1,592,000
DISH DBS Corp.	6.750		06-01-21	6,000,000	6,397,500
DISH DBS Corp.	7.875		09-01-19	2,100,000	2,365,125
iHeartCommunications, Inc., PIK	14.000		02-01-21	1,924,234	1,592,304
Sinclair Television Group, Inc.	6.375		11-01-21	3,825,000	4,054,500
Virgin Media Finance PLC (S)	6.375		04-15-23	3,000,000	3,240,000
Virgin Media Secured Finance PLC (S)	5.375		04-15-21	1,800,000	1,903,500
WMG Acquisition Corp. (S)	6.750		04-15-22	3,830,000	3,638,500
Multiline retail 0.5%
Family Tree Escrow LLC (S)	5.250		03-01-20	1,875,000	1,954,453
Family Tree Escrow LLC (S)	5.750		03-01-23	2,035,000	2,141,838
Specialty retail 2.0%
Conn's, Inc. (S)	7.250		07-15-22	1,850,000	1,667,313
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	6,890,000	6,459,375
L Brands, Inc.	5.625		10-15-23	4,000,000	4,440,000
L Brands, Inc.	6.950		03-01-33	4,058,000	4,392,785
Textiles, apparel and luxury goods 0.7%
PVH Corp.	4.500		12-15-22	5,510,000	5,606,425
Consumer staples 3.4%					27,756,650
Food products 1.4%
Barry Callebaut Services NV (S)	5.500		06-15-23	2,550,000	2,706,825
HJ Heinz Company	4.250		10-15-20	4,505,000	4,566,944
Southern States Cooperative, Inc. (S)	10.000		08-15-21	4,225,000	3,971,500

2SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products 0.5%
Avon Products, Inc.	5.000		03-15-23	1,753,000	$1,588,218
Revlon Consumer Products Corp.	5.750		02-15-21	2,500,000	2,562,500
Tobacco 1.5%
Alliance One International, Inc.	9.875		07-15-21	6,955,000	5,859,588
Vector Group, Ltd.	7.750		02-15-21	6,090,000	6,501,075
Energy 9.2%					76,306,371
Energy equipment and services 2.2%
Calfrac Holdings LP (S)	7.500		12-01-20	1,980,000	1,777,050
Chaparral Energy, Inc.	7.625		11-15-22	2,620,000	1,932,250
Parker Drilling Company	7.500		08-01-20	2,280,000	1,960,800
Permian Holdings, Inc. (S)	10.500		01-15-18	3,700,000	2,164,500
RKI Exploration & Production LLC (S)	8.500		08-01-21	3,910,000	3,714,500
Seventy Seven Energy, Inc.	6.500		07-15-22	4,300,000	2,236,000
Teine Energy, Ltd. (S)	6.875		09-30-22	2,490,000	2,216,100
TerraForm Power Operating LLC (S)	5.875		02-01-23	1,980,000	2,058,804
Oil, gas and consumable fuels 7.0%
American Energy-Permian Basin LLC (S)	7.125		11-01-20	2,240,000	1,803,200
Arch Coal, Inc. (S)	8.000		01-15-19	885,000	453,563
Chesapeake Energy Corp.	5.750		03-15-23	3,065,000	3,199,094
Clayton Williams Energy, Inc.	7.750		04-01-19	2,655,000	2,495,700
Continental Resources, Inc.	4.500		04-15-23	4,290,000	4,187,508
CSI Compressco LP (S)	7.250		08-15-22	3,140,000	2,731,800
EP Energy LLC	7.750		09-01-22	6,145,000	6,360,075
Global Partners LP (S)	6.250		07-15-22	3,495,000	3,460,050
Halcon Resources Corp.	9.750		07-15-20	2,200,000	1,688,500
Linn Energy LLC	6.500		09-15-21	4,230,000	3,553,200
MarkWest Energy Partners LP	4.875		12-01-24	2,600,000	2,671,500
MEG Energy Corp. (S)	7.000		03-31-24	2,415,000	2,351,606
Penn Virginia Corp.	8.500		05-01-20	2,079,000	2,037,420
Rex Energy Corp. (S)	6.250		08-01-22	2,790,000	2,085,525
Samson Investment Company	9.750		02-15-20	4,640,000	1,577,600
SandRidge Energy, Inc.	7.500		03-15-21	2,250,000	1,642,500
Sidewinder Drilling, Inc. (S)	9.750		11-15-19	3,480,000	2,088,000
Summit Midstream Holdings LLC	7.500		07-01-21	1,880,000	1,978,700
Tullow Oil PLC (S)	6.000		11-01-20	6,525,000	5,856,188
Williams Partners LP	4.875		03-15-24	5,835,000	6,024,638
Financials 14.2%					117,657,717
Banks 4.8%
Agromercantil Senior Trust (S)	6.250		04-10-19	3,750,000	3,791,981
Banco Regional S.A.E.C.A. (S)	8.125		01-24-19	1,925,000	2,014,484
CIT Group, Inc. (S)	5.500		02-15-19	6,100,000	6,519,070
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23	7,575,000	7,669,688
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	2,250,000	2,367,131
HSBC Holdings PLC (5.625% to 1-17-20, then 5 Year ISDAFIX + 3.626%) (Q)	5.625		01-17-20	1,565,000	1,584,563
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	7,215,000	7,557,713
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	5,880,000	6,128,018
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23	1,740,000	1,661,700
Capital markets 1.2%
E*TRADE Financial Corp.	6.375		11-15-19	1,795,000	1,921,368

SEE NOTES TO FUND'S INVESTMENTS3

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)	5.450		07-15-19	4,380,000	$4,481,835
Walter Investment Management Corp.	7.875		12-15-21	4,000,000	3,670,000
Consumer finance 2.9%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (Q)	4.900		03-15-20	6,265,000	6,250,664
Cash America International, Inc.	5.750		05-15-18	3,176,000	3,310,980
Credit Acceptance Corp.	6.125		02-15-21	2,885,000	2,856,150
Enova International, Inc. (S)	9.750		06-01-21	2,550,000	2,463,938
First Cash Financial Services, Inc.	6.750		04-01-21	2,295,000	2,378,194
OneMain Financial Holdings, Inc. (S)	7.250		12-15-21	3,075,000	3,263,190
Springleaf Finance Corp.	6.000		06-01-20	3,500,000	3,596,250
Diversified financial services 3.1%
Argos Merger Sub, Inc. (S)	7.125		03-15-23	2,525,000	2,613,375
Denali Borrower LLC (S)	5.625		10-15-20	3,435,000	3,658,275
JPMorgan Chase & Company (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	10,725,000	10,510,500
McGraw-Hill Financial, Inc.	6.550		11-15-37	2,525,000	2,833,237
Nationstar Mortgage LLC	6.500		06-01-22	4,750,000	4,536,250
Nationstar Mortgage LLC	7.875		10-01-20	1,760,000	1,768,800
Real estate investment trusts 1.2%
Algeco Scotsman Global Finance PLC (S)	10.750		10-15-19	3,055,000	2,612,025
DuPont Fabros Technology LP	5.875		09-15-21	3,715,000	3,882,175
Iron Mountain, Inc.	6.000		08-15-23	3,500,000	3,675,000
Real estate management and development 0.7%
Rialto Holdings LLC (S)	7.000		12-01-18	5,475,000	5,584,500
Thrifts and mortgage finance 0.3%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	2,635,000	2,496,663
Health care 6.7%					55,174,241
Health care equipment and supplies 0.4%
Acadia Healthcare Company, Inc. (S)	5.625		02-15-23	745,000	769,213
Crimson Merger Sub, Inc. (S)	6.625		05-15-22	3,000,000	2,782,500
Health care providers and services 3.7%
Community Health Systems, Inc.	6.875		02-01-22	3,020,000	3,216,300
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	2,538,000	2,547,518
DaVita HealthCare Partners, Inc.	5.125		07-15-24	4,325,000	4,487,188
Gentiva Health Services, Inc.	11.500		09-01-18	4,260,000	4,520,925
HCA, Inc.	5.250		04-15-25	4,300,000	4,724,625
HCA, Inc.	5.375		02-01-25	1,085,000	1,150,100
Select Medical Corp.	6.375		06-01-21	6,000,000	6,030,000
Tenet Healthcare Corp.	6.000		10-01-20	3,100,000	3,375,125
Pharmaceuticals 2.6%
Endo Finance LLC (S)	6.000		02-01-25	1,600,000	1,694,000
Endo Finance LLC (S)	7.250		01-15-22	3,583,000	3,847,246
Grifols Worldwide Operations, Ltd. (S)	5.250		04-01-22	2,600,000	2,665,000
Mallinckrodt International Finance SA (S)	5.750		08-01-22	4,170,000	4,409,775
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	950,000	955,938
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	4,225,000	4,298,938
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	3,410,000	3,699,850
Industrials 7.8%					64,077,635
Aerospace and defense 1.7%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	2,490,000	2,611,388

4SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
LMI Aerospace, Inc. (S)	7.375		07-15-19	2,000,000	$2,005,000
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	3,035,000	2,708,738
TransDigm, Inc.	6.500		07-15-24	6,500,000	6,646,250
Airlines 1.7%
AerCap Ireland Capital, Ltd. (S)	4.500		05-15-21	4,250,000	4,494,375
Air Canada (S)	8.750		04-01-20	3,885,000	4,302,638
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		01-15-22	3,169,424	3,319,972
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	1,935,111	2,206,027
Building products 0.4%
Associated Materials LLC	9.125		11-01-17	3,375,000	3,003,750
Machinery 1.0%
Navistar International Corp.	8.250		11-01-21	5,880,000	5,909,400
Trinity Industries, Inc.	4.550		10-01-24	2,685,000	2,666,578
Marine 1.0%
Global Ship Lease, Inc. (S)	10.000		04-01-19	1,625,000	1,681,875
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21	2,680,000	2,680,000
Navios Maritime Holdings, Inc. (S)	7.375		01-15-22	4,130,000	3,871,875
Oil, gas and consumable fuels 0.6%
Teekay Offshore Partners LP	6.000		07-30-19	4,945,000	4,487,588
Road and rail 0.6%
The Hertz Corp.	6.250		10-15-22	4,500,000	4,680,000
Trading companies and distributors 0.5%
Aircastle, Ltd.	5.125		03-15-21	4,065,000	4,308,900
Transportation infrastructure 0.3%
CHC Helicopter SA	9.250		10-15-20	2,659,500	2,493,281
Information technology 3.7%					30,804,275
Electronic equipment, instruments and components 0.4%
Zebra Technologies Corp. (S)	7.250		10-15-22	3,000,000	3,240,000
Internet software and services 0.8%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	3,415,000	3,329,625
IAC/InterActiveCorp	4.875		11-30-18	2,940,000	3,042,900
IT services 1.0%
Alliance Data Systems Corp. (S)	5.375		08-01-22	3,500,000	3,491,250
Brightstar Corp. (S)	7.250		08-01-18	4,850,000	5,189,500
Semiconductors and semiconductor equipment 0.5%
Advanced Micro Devices, Inc.	7.000		07-01-24	4,500,000	4,151,250
Software 1.0%
Activision Blizzard, Inc. (S)	5.625		09-15-21	2,750,000	2,942,500
First Data Corp.	11.750		08-15-21	4,650,000	5,417,250
Materials 10.0%					83,055,476
Building materials 0.3%
Building Materials Corp. of America (S)	5.375		11-15-24	2,790,000	2,873,700
Chemicals 3.8%
Ashland, Inc.	6.875		05-15-43	4,000,000	4,290,000
Chemtura Corp.	5.750		07-15-21	4,325,000	4,292,563
Huntsman International LLC (S)	5.125		11-15-22	3,915,000	4,022,663
NOVA Chemicals Corp. (S)	5.000		05-01-25	4,000,000	4,225,000
PSPC Escrow Corp. (S)	6.500		02-01-22	6,225,000	6,559,594

SEE NOTES TO FUND'S INVESTMENTS5

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Rentech Nitrogen Partners LP (S)	6.500		04-15-21	4,270,000	$4,227,300
Rockwood Specialties Group, Inc.	4.625		10-15-20	3,969,000	4,124,783
Construction materials 0.7%
American Gilsonite Company (S)	11.500		09-01-17	1,920,000	1,780,800
Cemex SAB de CV (S)	6.125		05-05-25	2,075,000	2,077,552
NWH Escrow Corp. (S)	7.500		08-01-21	1,750,000	1,653,729
Containers and packaging 1.9%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	2,286,017	2,377,458
Ball Corp.	4.000		11-15-23	4,575,000	4,494,938
Ball Corp.	5.000		03-15-22	2,755,000	2,878,975
Consolidated Container Company LLC (S)	10.125		07-15-20	3,900,000	3,354,000
Graphic Packaging International, Inc.	4.875		11-15-22	2,650,000	2,756,000
Metals and mining 2.6%
ALROSA Finance SA (S)	7.750		11-03-20	2,400,000	2,316,000
FMG Resources August 2006 Pty, Ltd. (S)	6.875		04-01-22	3,500,000	2,926,875
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	3,900,000	3,651,726
Rain CII Carbon LLC (S)	8.000		12-01-18	7,565,000	7,300,225
Thompson Creek Metals Company, Inc.	7.375		06-01-18	6,645,000	5,482,125
Paper and forest products 0.7%
Sappi Papier Holding GmbH (S)	7.750		07-15-17	3,209,000	3,465,720
Tembec Industries, Inc. (S)	9.000		12-15-19	1,900,000	1,923,750
Telecommunication services 11.0%					90,653,452
Diversified telecommunication services 7.3%
CenturyLink, Inc.	6.750		12-01-23	2,500,000	2,823,438
Cincinnati Bell, Inc.	8.375		10-15-20	4,525,000	4,819,125
Frontier Communications Corp.	6.250		09-15-21	1,620,000	1,660,500
Frontier Communications Corp.	7.625		04-15-24	6,650,000	7,115,500
Inmarsat Finance PLC (S)	4.875		05-15-22	5,485,000	5,582,085
Intelsat Luxembourg SA	8.125		06-01-23	9,885,000	9,193,050
Level 3 Financing, Inc. (S)	5.625		02-01-23	2,830,000	2,929,050
T-Mobile USA, Inc.	6.125		01-15-22	1,563,000	1,645,058
T-Mobile USA, Inc.	6.250		04-01-21	1,880,000	1,974,000
T-Mobile USA, Inc.	6.375		03-01-25	2,400,000	2,508,000
T-Mobile USA, Inc.	6.731		04-28-22	3,165,000	3,378,638
T-Mobile USA, Inc.	6.836		04-28-23	4,015,000	4,275,975
Wind Acquisition Finance SA (S)	7.375		04-23-21	5,000,000	5,212,500
Windstream Corp.	6.375		08-01-23	7,300,000	6,716,000
Wireless telecommunication services 3.7%
Digicel Group, Ltd. (S)	7.125		04-01-22	2,300,000	2,190,750
Digicel, Ltd. (S)	6.000		04-15-21	2,095,000	2,079,288
Digicel, Ltd. (S)	6.750		03-01-23	1,105,000	1,114,393
Digicel, Ltd. (S)	7.000		02-15-20	2,125,000	2,178,125
SBA Communications Corp. (S)	4.875		07-15-22	4,635,000	4,635,000
SoftBank Corp. (S)	4.500		04-15-20	5,200,000	5,284,500
Sprint Communications, Inc.	6.000		11-15-22	5,500,000	5,328,125
Sprint Communications, Inc.	7.000		08-15-20	3,965,000	4,067,852
Sprint Communications, Inc.	8.375		08-15-17	2,000,000	2,200,000
Sprint Corp.	7.250		09-15-21	1,700,000	1,742,500

6SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities 2.2%					$17,893,207
Electric utilities 0.7%
NRG Energy, Inc.	6.625		03-15-23	3,000,000	3,150,000
NRG Yield Operating LLC (S)	5.375		08-15-24	2,460,000	2,595,300
Independent power and renewable electricity producers 1.5%
Calpine Corp. (S)	5.875		01-15-24	3,000,000	3,255,000
Dynegy Finance I, Inc. (S)	7.375		11-01-22	2,270,000	2,403,363
Dynegy Finance I, Inc. (S)	7.625		11-01-24	6,115,000	6,489,544
Convertible bonds 0.4%					$2,981,250
(Cost $2,873,420)
Industrials 0.4%					2,981,250
Trinity Industries, Inc.	3.875		06-01-36	2,000,000	2,981,250
Term loans (M) 4.7%					$38,974,058
(Cost $41,451,553)
Consumer discretionary 1.6%					13,107,131
Auto components 0.2%
Metaldyne Performance Group, Inc.	4.250		10-20-21	1,538,519	1,543,314
Hotels, restaurants and leisure 0.2%
Fontainebleau Las Vegas Holdings LLC (H)	0.000		06-06-15	2,376,576	118,829
Twin River Management Group, Inc.	5.250		07-10-20	1,319,996	1,319,445
Media 1.2%
iHeartCommunications, Inc.	6.922		01-30-19	9,072,237	8,679,863
MGOC, Inc. (T)	TBD		07-31-20	1,441,476	1,445,680
Energy 0.2%					1,775,000
Oil, gas and consumable fuels 0.2%
Boomerang Tube LLC	11.000		10-11-17	3,550,000	1,775,000
Industrials 1.7%					14,016,376
Aerospace and defense 0.9%
B/E Aerospace, Inc.	4.000		12-16-21	3,400,000	3,409,350
TransDigm, Inc. (T)	TBD		06-02-21	1,150,000	1,144,866
WP CPP Holdings LLC	4.750		12-28-19	2,940,000	2,931,180
Commercial services and supplies 0.6%
Capital Safety North America Holdings, Inc.	6.500		03-28-22	1,100,000	1,067,000
UTEX Industries, Inc.	5.000		05-22-21	4,378,000	3,983,980
Road and rail 0.2%
Aegis Toxicology Corp.	9.500		08-24-21	1,480,000	1,480,000
Information technology 0.6%					4,873,716
Software 0.6%
BMC Software Finance, Inc.	5.000		09-10-20	1,958,319	1,869,216
First Data Corp.	4.172		03-24-21	3,000,000	3,004,500
Materials 0.6%					5,201,835
Chemicals 0.1%
Tronox Pigments BV (T)	TBD		03-19-20	1,000,000	997,875
Construction materials 0.5%
Doncasters Group, Ltd.	9.500		10-09-20	2,855,172	2,826,621
Doncasters US Finance LLC	4.500		04-09-20	1,384,845	1,377,339

SEE NOTES TO FUND'S INVESTMENTS7

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Capital preferred securities 0.6%					$4,671,199
(Cost $4,507,233)
Financials 0.6%					4,671,199
Goldman Sachs Capital II (P)(Q)	4.000		04-27-15	2,875,000	2,253,281
Goldman Sachs Capital III (P)(Q)	4.000		04-27-15	1,875,000	1,443,750
Mellon Capital IV (P)(Q)	4.000		04-27-15	1,158,000	974,168
Collateralized mortgage obligations 1.0%					$8,683,938
(Cost $5,510,199)
Commercial and residential 1.0%					8,683,938
Banc of America Re-Remic Trust Series 2013-DSNY, Class F (P) (S)	3.656		09-15-26	1,000,000	1,003,167
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (P) (S)	0.350		05-19-47	128,144,840	1,361,539
Series 2007-4, Class ES IO (P)	3.500		07-19-47	133,937,877	1,339,379
Series 2007-6, Class ES IO (P) (S)	0.342		08-19-37	105,557,204	1,121,545
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.921		11-05-30	3,858,096	3,858,308
				Shares	Value
Common stocks 1.4%					$11,641,436
(Cost $43,267,023)
Consumer discretionary 0.8%					6,607,138
Automobiles 0.5%
General Motors Company				104,490	3,898,525
Hotels, restaurants and leisure 0.0%
Trump Entertainment Resorts, Inc. (I)				557,205	0
Media 0.3%
Granite Broadcasting Corp. (I)				11,688	0
Sirius XM Canada Holdings, Inc. (I)				546,135	2,708,613
Vertis Holdings, Inc. (I)				560,094	0
Energy 0.2%					2,032,154
Oil, gas and consumable fuels 0.2%
Apache Corp.				6,300	414,792
Canadian Natural Resources, Ltd.				14,010	408,392
ConocoPhillips				6,240	406,848
Denbury Resources, Inc.				46,885	393,834
Marathon Oil Corp.				14,655	408,288
Industrials 0.1%					668,325
Airlines 0.1%
Alaska Air Group, Inc.				10,500	668,325
Materials 0.3%					2,333,819
Chemicals 0.3%
Huntsman Corp.				103,910	2,333,819
				Shares	Value
Preferred securities 5.6%					$46,678,094
(Cost $52,168,874)
Consumer staples 0.3%					2,330,100
Food products 0.3%
Tyson Foods, Inc., 4.750%				45,823	2,330,100

8SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Shares	Value
Financials 4.5%		$37,797,743
Banks 2.6%
Bank of America Corp., Series L, 7.250%	6,717	7,858,890
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)	113,150	3,142,176
Regions Financial Corp., 6.375%	75,014	1,882,851
Wells Fargo & Company, Series L, 7.500%	4,436	5,378,473
Zions Bancorporation, 7.900%	116,066	3,232,438
Consumer finance 1.2%
Ally Financial, Inc., 7.000% (S)	10,265	10,292,267
Insurance 0.5%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	135,435	4,098,263
Real estate investment trusts 0.2%
Weyerhaeuser Company, 6.375%	32,780	1,912,385
Industrials 0.1%		562,115
Machinery 0.1%
Glasstech, Inc., Series A (I)	144	143,613
Glasstech, Inc., Series B (I)	4,475	418,502
Materials 0.1%		1,165,923
Metals and mining 0.1%
Thompson Creek Metals Company, Inc., 6.500%	160,817	1,165,923
Utilities 0.6%		4,822,213
Electric utilities 0.4%
Exelon Corp., 6.500%	34,990	1,735,504
NextEra Energy, Inc., 5.799%	26,845	1,531,239
Multi-utilities 0.2%
Dominion Resources, Inc., 6.125%	27,000	1,555,470
	Shares	Value
Warrants 0.0%		$36
(Cost $0)
Mood Media Corp. (Expiration Date: 5-6-16; Strike Price: $3.50) (I)	293,630	36
	Par value	Value
Short-term investments 2.9%		$23,805,000
(Cost $23,805,000)
Repurchase agreement 2.9%		23,805,000
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $19,526,065 on 3-2-15, collateralized by $13,721,700 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-40 (valued at $19,916,589, including interest)	19,526,000	19,526,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $4,279,000 on 3-2-15, collateralized by $3,990,000 U.S. Treasury Notes, 3.625% due 8-15-19 (valued at $4,369,050, including interest)	4,279,000	4,279,000
Total investments (Cost $864,787,693)† 99.1%		$818,759,225
Other assets and liabilities, net 0.9%		$7,394,899
Total net assets 100.0%		$826,154,124

SEE NOTES TO FUND'S INVESTMENTS9

Focused High Yield Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $312,015,120 or 37.8% of the fund's net assets as of 2-28-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $866,056,540. Net unrealized depreciation aggregated $47,297,315, of which $20,173,600 related to appreciated investment securities and $67,470,915 related to depreciated investment securities.

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015 by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$681,324,214	—	$679,127,597	$2,196,617
Convertible bonds	2,981,250	—	2,981,250	—
Term loans	38,974,058	—	38,974,058	—
Capital preferred securities	4,671,199	—	4,671,199	—
Collateralized mortgage obligations	8,683,938	—	4,861,475	3,822,463
Common stocks	11,641,436	$8,932,824	2,708,612	—
Preferred securities	46,678,094	32,681,536	13,434,443	562,115
Warrants	36	—	36	—
Short-term investments	23,805,000	—	23,805,000	—
Total Investments in Securities	$818,759,225	$41,614,360	$770,563,670	$6,581,195
Other Financial Instruments:
Forward Foreign Currency Contracts	$20,025	—	$20,025	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could

11

depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At February 28, 2015, the fund had $1,762,187 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchage rates. The following table summarizes the contracts held at February 28, 2015.

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at February 28, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	2,500,000	USD	1,999,840	State Street Bank and Trust Company	5/12/2015	—	($1,924)	($1,924)
USD	5,907,809	CAD	7,365,000	Toronto Dominion Bank	5/12/2015	$21,949	—	21,949
						$21,949	($1,924)	$20,025

Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q3	02/15
This report is for the information of the shareholders of John Hancock Focused High Yield Fund.		4/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:

/s/ Andrew Arnott

____________________

Andrew Arnott

President

Date:    April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

____________________

Andrew Arnott

President

Date:   April 14, 2015

By:

/s/ Charles A. Rizzo

____________________

Charles A. Rizzo

Chief Financial Officer

Date:    April 14, 2015